AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 84.2%
Common Stocks — 53.8%
Argentina — 0.1%
MercadoLibre, Inc.*	5,360	$ 2,954,593
Australia — 0.4%
AGL Energy Ltd.	3,644	47,172
Alumina Ltd.	37,717	60,402
APA Group	9,651	74,730
Aristocrat Leisure Ltd.	2,352	48,752
Aurizon Holdings Ltd.	22,596	90,050
Australia & New Zealand Banking Group Ltd.	25,010	481,243
BHP Group Ltd.	208,374	5,181,096
BHP Group PLC	23,620	502,905
Boral Ltd.	7,337	23,886
Brambles Ltd.	10,749	82,571
Caltex Australia Ltd.	2,603	46,375
Coca-Cola Amatil Ltd.	7,649	55,011
Cochlear Ltd.	619	87,044
Coles Group Ltd.	7,553	78,494
Commonwealth Bank of Australia	10,535	574,302
Computershare Ltd.	5,946	64,894
CSL Ltd.	3,184	503,468
Fortescue Metals Group Ltd.	6,000	35,752
Goodman Group, REIT	14,188	136,050
GPT Group (The), REIT	43,874	182,597
Incitec Pivot Ltd.	8,743	19,977
Insurance Australia Group Ltd.	12,596	67,015
Lendlease Group	3,856	45,718
Macquarie Group Ltd.	2,406	212,967
Mirvac Group, REIT	91,666	189,157
National Australia Bank Ltd.	15,383	308,307
Newcrest Mining Ltd.	4,996	116,727
Oil Search Ltd.	11,387	56,432
Orica Ltd.	4,139	62,951
Origin Energy Ltd.	10,763	58,107
QBE Insurance Group Ltd.	17,054	144,649
Ramsay Health Care Ltd.	1,204	52,624
REA Group Ltd.	789	57,749
Rio Tinto Ltd.	3,503	219,827
Rio Tinto PLC	11,407	591,066
Santos Ltd.	10,400	54,483
Sonic Healthcare Ltd.	1,708	32,398
South32 Ltd.	45,410	80,191
Stockland, REIT	17,323	53,341
Suncorp Group Ltd.*	15,436	142,213
Sydney Airport	12,524	67,897
Tabcorp Holdings Ltd.	16,427	53,792
Telstra Corp. Ltd.	10,025	23,753
TPG Telecom Ltd.	4,991	23,335
Transurban Group	17,579	174,257
Treasury Wine Estates Ltd.	3,581	45,069
Wesfarmers Ltd.	7,553	203,154
Westpac Banking Corp.	26,348	526,816
Woodside Petroleum Ltd.	5,107	111,421
Woolworths Group Ltd.	10,463	263,413
		12,415,600
	Shares	Value
Common Stocks (continued)
Austria — 0.1%
Erste Group Bank AG*	45,231	$ 1,495,651
Belgium — 0.1%
Anheuser-Busch InBev SA/NV	13,389	1,278,005
KBC Group NV	43,580	2,832,556
		4,110,561
Brazil — 0.5%
Ambev SA	162,744	752,039
Ambev SA, ADR	338,710	1,564,840
B3 SA - Brasil Bolsa Balcao	58,493	616,894
Banco do Brasil SA	20,452	224,458
CVC Brasil Operadora e Agencia de Viagens SA	12,602	169,970
Equatorial Energia SA	15,585	376,708
Itau Unibanco Holding SA, ADR	565,083	4,752,348
Kroton Educacional SA	64,646	174,414
Lojas Renner SA	170,245	2,063,861
Raia Drogasil SA	54,755	1,263,268
TIM Participacoes SA, ADR(a)	20,121	288,938
Vale SA, ADR*	79,827	918,010
WEG SA	240,545	1,406,814
		14,572,562
Canada — 0.3%
Advanz Pharma Corp.*	607	7,411
Agnico Eagle Mines Ltd.	1,646	88,211
Alimentation Couche-Tard, Inc. (Class B Stock)	7,012	214,883
Bank of Montreal	4,949	364,512
Bank of Nova Scotia (The)	8,977	509,883
Barrick Gold Corp.	8,418	145,632
BCE, Inc.	949	45,901
Brookfield Asset Management, Inc. (Class A Stock)	7,226	383,703
Canadian Imperial Bank of Commerce	3,292	271,614
Canadian National Railway Co.	6,017	540,274
Canadian Natural Resources Ltd.	8,328	206,809
Canadian Pacific Railway Ltd., (NYSE)	1,384	307,885
Canadian Pacific Railway Ltd., (XTSE)	1,231	273,564
Canadian Tire Corp. Ltd. (Class A Stock)	644	72,267
Cenovus Energy, Inc.	6,787	63,677
CGI, Inc.*	1,885	149,053
Constellation Software, Inc.	171	170,781
Dollarama, Inc.	2,762	98,880
Enbridge, Inc.	6,397	224,524
Encana Corp.	5,886	26,968
Fairfax Financial Holdings Ltd.	2,421	1,067,205
Fortis, Inc.	2,075	87,724
Franco-Nevada Corp.	1,498	136,497
George Weston Ltd.	218	18,340
Gildan Activewear, Inc.	1,539	54,620
Great-West Lifeco, Inc.	2,494	59,882
Imperial Oil Ltd.	2,213	57,628
Intact Financial Corp.	945	95,110
Inter Pipeline Ltd.	2,212	38,819
Kinross Gold Corp.*	8,984	41,365
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Loblaw Cos. Ltd.	1,617	$ 92,100
Magna International, Inc.	3,428	182,727
Manulife Financial Corp.	14,830	272,007
Metro, Inc.	1,884	82,948
National Bank of Canada	2,637	131,208
Nutrien Ltd.	4,808	239,520
Open Text Corp.	2,152	87,779
Pembina Pipeline Corp.	3,170	117,507
Power Corp. of Canada	3,141	72,358
Power Financial Corp.	1,968	45,633
Restaurant Brands International, Inc.	1,541	109,569
Rogers Communications, Inc. (Class B Stock)	3,080	150,019
Royal Bank of Canada	10,841	879,407
Saputo, Inc.	2,251	69,186
Shaw Communications, Inc. (Class B Stock)	3,376	66,330
SNC-Lavalin Group, Inc.	1,078	15,183
Sun Life Financial, Inc.	4,807	214,943
Suncor Energy, Inc.	11,994	378,329
TC Energy Corp.	5,495	284,528
Teck Resources Ltd. (Class B Stock)	4,703	76,250
Thomson Reuters Corp.	2,597	173,578
Toronto-Dominion Bank (The)	13,528	788,797
Wheaton Precious Metals Corp.	3,345	87,712
		10,441,240
Chile — 0.0%
Banco Santander Chile, ADR(a)	32,470	909,160
Cencosud SA	61,893	101,860
Cia Cervecerias Unidas SA, ADR	5,052	112,104
		1,123,124
China — 2.2%
3SBio, Inc., 144A*	129,000	214,800
51job, Inc., ADR*	3,142	232,508
Alibaba Group Holding Ltd., ADR*	74,041	12,381,877
ANTA Sports Products Ltd.	52,000	430,756
Baidu, Inc., ADR*	10,512	1,080,213
Bank of China Ltd. (Class H Stock)	2,129,000	838,236
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	197,400	163,276
BOC Hong Kong Holdings Ltd.	46,000	156,506
BOE Technology Group Co. Ltd. (Class A Stock)	147,000	77,081
Budweiser Brewing Co. APAC Ltd., 144A*	622,100	2,238,312
CGN Power Co. Ltd. (Class H Stock), 144A	920,000	232,807
China Conch Venture Holdings Ltd.	60,000	222,352
China Construction Bank Corp. (Class H Stock)	2,314,000	1,763,631
China Everbright International Ltd.	307,000	236,919
China Life Insurance Co. Ltd. (Class H Stock)	288,000	667,430
China Longyuan Power Group Corp. Ltd. (Class H Stock)	411,000	231,136
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Merchants Bank Co. Ltd. (Class H Stock)	139,500	$ 665,427
China Mobile Ltd.	108,500	899,996
China Oilfield Services Ltd. (Class H Stock)	230,000	275,940
China Overseas Land & Investment Ltd.	152,000	478,648
China Pacific Insurance Group Co. Ltd. (Class H Stock)	108,800	400,371
China Petroleum & Chemical Corp. (Class H Stock)	938,000	558,010
China Railway Group Ltd. (Class H Stock)	242,000	147,165
China Resources Land Ltd.	42,000	176,336
China Shenhua Energy Co. Ltd. (Class H Stock)	185,000	372,198
China State Construction International Holdings Ltd.	102,000	96,150
China Unicom Hong Kong Ltd.	376,000	399,677
China Vanke Co. Ltd. (Class H Stock)	118,300	412,344
CNOOC Ltd.	216,000	329,839
Country Garden Holdings Co. Ltd.	364,000	462,203
Country Garden Services Holdings Co. Ltd.	117,000	338,303
CSPC Pharmaceutical Group Ltd.	150,000	302,125
Ctrip.com International Ltd., ADR*	11,460	335,663
ENN Energy Holdings Ltd.	34,800	361,832
Far East Horizon Ltd.	191,000	178,007
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	39,200	602,546
Fosun International Ltd.	108,500	134,812
Geely Automobile Holdings Ltd.	250,000	425,354
Great Wall Motor Co. Ltd. (Class H Stock)	163,500	110,013
Greentown Service Group Co. Ltd.	244,000	240,131
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	87,930	323,514
Huazhu Group Ltd., ADR(a)	33,720	1,113,434
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,894,000	1,269,497
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	29,601	118,208
JD.com, Inc., ADR*	68,874	1,942,936
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	28,880	327,171
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)	90,100	180,102
Kingdee International Software Group Co. Ltd.	285,000	300,909
Kweichow Moutai Co. Ltd. (Class A Stock)	11,932	1,920,727
KWG Group Holdings Ltd.*	183,500	161,127
Longfor Group Holdings Ltd., 144A	66,500	249,370
Luxshare Precision Industry Co. Ltd. (Class A Stock)	75,090	280,971
Meituan Dianping (Class B Stock)*	13,500	138,452
Midea Group Co. Ltd. (Class A Stock)	193,000	1,380,203

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
NARI Technology Co. Ltd. (Class A Stock)	69,800	$ 199,949
NetEase, Inc., ADR	2,684	714,427
Nexteer Automotive Group Ltd.	82,000	69,018
PetroChina Co. Ltd. (Class H Stock)	480,000	246,639
PICC Property & Casualty Co. Ltd. (Class H Stock)	318,000	371,690
Ping An Bank Co. Ltd. (Class A Stock)	129,600	282,857
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	843,000	9,716,525
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	634,000	387,541
Prosus NV*	10,658	782,387
SAIC Motor Corp. Ltd. (Class A Stock)	72,002	239,612
Shenzhou International Group Holdings Ltd.	31,300	409,381
Sinopharm Group Co. Ltd. (Class H Stock)	101,600	318,818
Sunny Optical Technology Group Co. Ltd.	26,700	394,087
Suofeiya Home Collection Co. Ltd. (Class A Stock)	76,400	183,422
Tencent Holdings Ltd.	340,900	14,358,841
Wuxi Biologics Cayman, Inc., 144A*	35,500	363,896
Yangzijiang Shipbuilding Holdings Ltd.	15,000	10,438
Yum China Holdings, Inc.	40,226	1,827,467
		70,454,546
Colombia — 0.0%
Bancolombia SA	15,089	170,055
Ecopetrol SA, ADR(a)	6,780	115,463
		285,518
Czech Republic — 0.0%
Komercni banka A/S	6,780	229,300
Moneta Money Bank A/S, 144A	58,606	180,695
		409,995
Denmark — 0.2%
Carlsberg A/S (Class B Stock)	2,475	365,892
Chr Hansen Holding A/S	2,458	208,641
Novo Nordisk A/S (Class B Stock)	93,507	4,812,225
Novozymes A/S (Class B Stock)	5,590	234,979
		5,621,737
Finland — 0.1%
Elisa OYJ	4,787	246,535
Neste OYJ	14,359	475,601
Nokia OYJ	16,697	84,430
UPM-Kymmene OYJ	29,234	864,574
Wartsila OYJ Abp	12,946	144,723
		1,815,863
France — 1.9%
Accor SA	54,130	2,258,068
Air Liquide SA	3,903	556,033
Airbus SE	34,637	4,496,900
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Alstom SA	6,796	$ 281,582
Arkema SA	2,972	277,134
AXA SA	106,485	2,719,192
BioMerieux	3,106	256,990
BNP Paribas SA	14,415	702,082
Capgemini SE	28,382	3,341,945
Dassault Systemes SE	1,928	275,162
Eiffage SA	11,650	1,207,719
EssilorLuxottica SA	16,715	2,407,993
Faurecia SE	11,752	558,031
Ingenico Group SA	6,551	638,323
Kering SA	2,799	1,426,030
Legrand SA	32,728	2,337,026
L’Oreal SA	10,160	2,843,413
LVMH Moet Hennessy Louis Vuitton SE	15,395	6,126,809
Orange SA	190,870	2,994,088
Pernod Ricard SA	18,207	3,244,047
Peugeot SA	52,940	1,320,416
Renault SA	4,842	277,887
Safran SA	28,799	4,534,671
Sanofi	6,249	579,966
Schneider Electric SE	54,862	4,810,111
Thales SA	3,764	432,948
TOTAL SA	127,630	6,655,250
Unibail-Rodamco-Westfield	3,720	26,877
Valeo SA	5,966	193,115
Vinci SA	6,212	668,820
Vivendi SA	9,848	270,102
		58,718,730
Germany — 1.1%
adidas AG	12,844	3,997,899
Allianz SE	30,444	7,095,950
BASF SE	2,880	201,398
Bayer AG	4,940	348,116
Continental AG	16,683	2,136,039
Daimler AG	3,360	166,865
Deutsche Boerse AG	15,842	2,475,913
Deutsche Post AG	16,228	542,200
Deutsche Telekom AG	123,986	2,080,699
Fresenius Medical Care AG & Co. KGaA	20,345	1,368,657
Fresenius SE & Co. KGaA	7,523	352,039
Infineon Technologies AG	23,924	431,701
Merck KGaA	3,095	348,486
MTU Aero Engines AG	3,436	914,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,029	2,853,277
RWE AG	15,569	487,114
SAP SE	44,709	5,260,233
Siemens AG	4,876	522,369
Stroeer SE & Co. KGaA(a)	8,286	631,087
TeamViewer AG*	22,459	604,393
Varta AG*	3,337	330,784

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Wirecard AG	3,767	$ 604,375
		33,754,044
Greece — 0.0%
OPAP SA	10,636	109,372
Hong Kong — 0.7%
AIA Group Ltd.	1,172,800	11,091,783
ASM Pacific Technology Ltd.	2,500	30,719
Bank of East Asia Ltd. (The)	1,600	3,942
CK Asset Holdings Ltd.	340,500	2,306,284
CK Hutchison Holdings Ltd.	22,500	198,864
CK Infrastructure Holdings Ltd.	11,500	77,323
CLP Holdings Ltd.	13,500	141,753
Haier Electronics Group Co. Ltd.	57,000	149,069
Hang Lung Properties Ltd.	2,000	4,552
Hang Seng Bank Ltd.	5,700	123,015
Henderson Land Development Co. Ltd.	16,203	75,483
HKT Trust & HKT Ltd.	20,000	31,747
Hong Kong & China Gas Co. Ltd.	48,801	95,253
Hong Kong Exchanges & Clearing Ltd.	74,200	2,185,875
Hongkong Land Holdings Ltd.	7,800	44,226
Hutchison China MediTech Ltd., ADR*	5,314	94,802
Jardine Matheson Holdings Ltd.	36,700	1,962,388
Kerry Properties Ltd.	11,000	33,972
Link REIT	13,000	143,975
MTR Corp. Ltd.	8,000	44,896
New World Development Co. Ltd.	23,000	29,881
NWS Holdings Ltd.	16,000	24,810
Power Assets Holdings Ltd.	14,000	94,063
Sino Land Co. Ltd.	40,000	60,247
Sun Hung Kai Properties Ltd.	12,500	180,341
Swire Pacific Ltd. (Class A Stock)	7,000	65,509
Techtronic Industries Co. Ltd.	182,000	1,268,674
WH Group Ltd., 144A	33,500	30,076
Wharf Holdings Ltd. (The)	14,000	30,596
Wharf Real Estate Investment Co. Ltd.	13,000	71,063
Wheelock & Co. Ltd.	12,000	68,642
Yue Yuen Industrial Holdings Ltd.	9,000	24,712
		20,788,535
Hungary — 0.0%
OTP Bank Nyrt	11,796	491,097
Richter Gedeon Nyrt	12,608	203,895
		694,992
India — 1.0%
Axis Bank Ltd.	64,340	622,919
Bharat Heavy Electricals Ltd.	224,746	153,806
Bosch Ltd.	719	142,891
Container Corp. Of India Ltd.	23,249	198,603
HCL Technologies Ltd.	18,546	283,017
HDFC Bank Ltd., ADR	251,702	14,359,599
Hindalco Industries Ltd.	65,398	176,716
Hindustan Unilever Ltd.	24,992	699,658
Housing Development Finance Corp. Ltd.	47,216	1,319,007
IndusInd Bank Ltd.	13,875	271,395
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Infosys Ltd., ADR	514,292	$ 5,847,500
ITC Ltd.	142,174	522,146
Larsen & Toubro Ltd.	20,298	422,846
Mahindra & Mahindra Ltd., GDR	177,400	1,370,898
Maruti Suzuki India Ltd.	4,638	439,918
NTPC Ltd.	174,193	289,228
Oil & Natural Gas Corp. Ltd.	160,783	299,493
Petronet LNG Ltd.	53,609	196,730
Power Grid Corp. of India Ltd.	137,435	386,657
Reliance Industries Ltd., 144A, GDR	30,387	1,131,789
Shriram Transport Finance Co. Ltd.	15,066	228,248
Tata Consultancy Services Ltd.	27,788	824,293
Tata Elxsi Ltd.	13,566	129,845
UltraTech Cement Ltd.	4,899	300,560
UPL Ltd.	43,442	370,557
		30,988,319
Indonesia — 0.3%
Astra International Tbk PT	2,951,400	1,375,771
Bank Central Asia Tbk PT	1,123,400	2,407,325
Bank Rakyat Indonesia Persero Tbk PT	8,588,000	2,495,195
Hanjaya Mandala Sampoerna Tbk PT	953,000	154,290
Telekomunikasi Indonesia Persero Tbk PT	1,930,500	586,687
Unilever Indonesia Tbk PT	267,500	877,603
United Tractors Tbk PT	48,100	69,824
		7,966,695
Ireland — 0.0%
CRH PLC	14,982	515,831
Kerry Group PLC (Class A Stock)	3,043	356,002
Kingspan Group PLC	6,268	306,088
Ryanair Holdings PLC, ADR*	4,020	266,848
		1,444,769
Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR*(a)	5,798	39,890
Italy — 0.2%
Davide Campari-Milano SpA	24,184	218,600
Enel SpA	284,708	2,128,082
Eni SpA	83,218	1,272,784
FinecoBank Banca Fineco SpA	10,990	116,492
Poste Italiane SpA, 144A	49,875	567,497
Snam SpA	45,597	230,277
UniCredit SpA	29,887	352,517
		4,886,249
Japan — 2.0%
Aeon Co. Ltd.	1,100	20,248
Aisin Seiki Co. Ltd.	1,700	53,646
Alfresa Holdings Corp.	1,900	42,642
Amada Holdings Co. Ltd.	7,400	80,323
Asahi Group Holdings Ltd.	28,400	1,410,947
Asahi Intecc Co. Ltd.	700	18,475
Asahi Kasei Corp.	17,200	170,468

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Astellas Pharma, Inc.	9,000	$ 128,819
Bandai Namco Holdings, Inc.	3,000	187,516
Bridgestone Corp.	4,500	174,796
Canon, Inc.	5,000	133,887
Central Japan Railway Co.	800	164,939
Chubu Electric Power Co., Inc.	8,000	116,150
Chugai Pharmaceutical Co. Ltd.	1,100	85,768
Dai Nippon Printing Co. Ltd.	1,500	38,859
Daicel Corp.	6,000	51,137
Daifuku Co. Ltd.	300	15,634
Dai-ichi Life Holdings, Inc.	6,100	92,554
Daiichi Sankyo Co. Ltd.	5,500	348,482
Daikin Industries Ltd.	21,200	2,804,400
Daito Trust Construction Co. Ltd.	300	38,373
Daiwa House Industry Co. Ltd.	7,500	244,785
Daiwa House REIT Investment Corp., REIT	13	36,601
Denso Corp.	1,700	75,067
Dentsu, Inc.	2,300	81,262
East Japan Railway Co.	3,200	306,181
Eisai Co. Ltd.	1,700	86,843
Electric Power Development Co. Ltd.	5,000	114,474
FANUC Corp.	10,900	2,066,286
Fast Retailing Co. Ltd.	400	238,708
FUJIFILM Holdings Corp.	4,300	189,624
Fujitsu Ltd.	400	32,158
Fukuoka Financial Group, Inc.	4,100	78,032
Hankyu Hanshin Holdings, Inc.	2,600	100,528
Hino Motors Ltd.	6,800	56,258
Hitachi High-Technologies Corp.	1,500	87,145
Hitachi Ltd.	9,900	371,039
Honda Motor Co. Ltd.	81,700	2,125,304
Hoya Corp.	3,300	270,484
Idemitsu Kosan Co. Ltd.	900	25,536
Inpex Corp.	2,000	18,498
ITOCHU Corp.	13,400	277,286
J Front Retailing Co. Ltd.	9,400	110,487
Japan Airlines Co. Ltd.	4,000	118,766
Japan Exchange Group, Inc.	7,200	113,783
Japan Post Holdings Co. Ltd.	3,200	29,568
Japan Prime Realty Investment Corp., REIT	6	28,520
Japan Real Estate Investment Corp., REIT	8	53,696
Japan Retail Fund Investment Corp., REIT	23	48,656
Japan Tobacco, Inc.	8,400	184,042
JFE Holdings, Inc.	1,500	18,126
JTEKT Corp.	2,100	24,236
JXTG Holdings, Inc.	44,400	202,896
Kajima Corp.	8,100	106,760
Kansai Paint Co. Ltd.	1,100	25,698
Kao Corp.	35,900	2,665,487
KDDI Corp.	9,900	258,437
Keikyu Corp.	1,500	29,181
Keyence Corp.	6,300	3,926,556
Kikkoman Corp.	400	19,186
Kintetsu Group Holdings Co. Ltd.	800	41,784
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kirin Holdings Co. Ltd.	7,100	$ 150,571
Komatsu Ltd.	120,800	2,791,882
Kubota Corp.	172,700	2,630,413
Kyocera Corp.	1,400	87,332
Kyowa Kirin Co. Ltd.	6,800	132,872
M3, Inc.	4,900	119,034
Makita Corp.	55,200	1,757,866
Marui Group Co. Ltd.(a)	6,300	133,564
MEIJI Holdings Co. Ltd.	400	29,250
MINEBEA MITSUMI, Inc.	4,300	68,677
MISUMI Group, Inc.	1,000	23,739
Mitsubishi Corp.	13,900	342,157
Mitsubishi Electric Corp.	18,700	249,739
Mitsubishi Estate Co. Ltd.	13,900	269,283
Mitsubishi UFJ Financial Group, Inc.	94,400	480,824
Mitsui & Co. Ltd.	13,300	218,429
Mitsui Chemicals, Inc.	5,600	126,194
Mitsui Fudosan Co. Ltd.	87,600	2,182,059
Mizuho Financial Group, Inc.	97,000	149,069
MS&AD Insurance Group Holdings, Inc.	2,200	71,552
Murata Manufacturing Co. Ltd.	4,300	207,975
Nexon Co. Ltd.*	2,800	34,106
NGK Spark Plug Co. Ltd.	5,600	107,352
NH Foods Ltd.	1,600	64,535
Nidec Corp.	18,100	2,453,652
Nintendo Co. Ltd.	1,000	372,629
Nippon Building Fund, Inc., REIT	9	69,151
Nippon Prologis REIT, Inc., REIT	11	30,160
Nippon Steel Corp.	8,700	122,205
Nippon Telegraph & Telephone Corp.	7,800	372,684
Nippon Yusen KK	3,700	62,230
Nissan Motor Co. Ltd.	16,400	102,590
Nissin Foods Holdings Co. Ltd.	1,300	94,233
Nitori Holdings Co. Ltd.	1,100	161,465
Nitto Denko Corp.	2,400	116,455
Nomura Holdings, Inc.	16,600	70,872
Nomura Real Estate Master Fund, Inc., REIT	27	48,768
Nomura Research Institute Ltd.	9,000	180,266
NTT DOCOMO, Inc.	14,800	378,591
Obic Co. Ltd.	200	22,941
Oji Holdings Corp.	6,800	31,927
Olympus Corp.	5,700	77,265
Ono Pharmaceutical Co. Ltd.	4,100	74,575
Oriental Land Co. Ltd.	900	137,427
ORIX Corp.	12,700	190,140
Otsuka Corp.	3,300	132,099
Otsuka Holdings Co. Ltd.	5,800	218,106
Pan Pacific International Holdings Corp.	1,600	26,800
Panasonic Corp.	19,800	161,352
PeptiDream, Inc.*	400	19,114
Persol Holdings Co. Ltd.	5,300	100,901
Rakuten, Inc.	2,700	26,786
Recruit Holdings Co. Ltd.	66,800	2,043,242
Renesas Electronics Corp.*	13,800	90,686
Resona Holdings, Inc.	25,500	109,876

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Ricoh Co. Ltd.	1,700	$ 15,392
Rohm Co. Ltd.	1,500	115,749
Ryohin Keikaku Co. Ltd.	4,000	74,969
Santen Pharmaceutical Co. Ltd.	2,200	38,510
SBI Holdings, Inc.	3,700	79,647
Secom Co. Ltd.	800	73,276
Sega Sammy Holdings, Inc.	7,500	105,421
Seibu Holdings, Inc.	7,900	138,004
Sekisui House Ltd.	5,300	104,678
Seven & i Holdings Co. Ltd.	6,500	249,819
Shimadzu Corp.	2,600	66,172
Shimano, Inc.	400	60,456
Shimizu Corp.	8,000	72,602
Shin-Etsu Chemical Co. Ltd.	31,800	3,432,856
Shinsei Bank Ltd.	4,000	58,430
Shionogi & Co. Ltd.	900	50,187
Shiseido Co. Ltd.	31,000	2,488,282
Showa Denko KK	2,200	58,211
SMC Corp.	5,700	2,456,189
Softbank Corp.	7,000	94,956
SoftBank Group Corp.	11,200	442,773
Sompo Holdings, Inc.	1,400	58,613
Sony Corp.	76,700	4,539,827
Stanley Electric Co. Ltd.	1,200	31,951
Subaru Corp.	1,500	42,497
SUMCO Corp.	3,100	42,016
Sumitomo Electric Industries Ltd.	8,000	102,144
Sumitomo Metal Mining Co. Ltd.	2,100	65,446
Sumitomo Mitsui Financial Group, Inc.	100,800	3,457,996
Sumitomo Mitsui Trust Holdings, Inc.	3,100	112,382
Suntory Beverage & Food Ltd.	800	34,262
Suzuken Co. Ltd.	2,200	118,556
Suzuki Motor Corp.	4,100	174,411
T&D Holdings, Inc.	11,600	123,811
Takeda Pharmaceutical Co. Ltd.	11,600	397,507
TDK Corp.	500	45,153
Terumo Corp.	1,600	51,794
Tohoku Electric Power Co., Inc.	5,300	51,750
Tokio Marine Holdings, Inc.	5,800	311,229
Tokyo Electric Power Co. Holdings, Inc.*	4,700	23,051
Tokyo Electron Ltd.	600	115,252
Tokyo Gas Co. Ltd.	4,700	118,632
Tokyu Corp.	10,500	197,637
Tokyu Fudosan Holdings Corp.	10,200	65,378
Toppan Printing Co. Ltd.	2,500	44,489
Toray Industries, Inc.	7,200	53,732
Toshiba Corp.	3,000	91,806
Toyota Industries Corp.	500	28,852
Toyota Motor Corp.	17,700	1,188,079
Toyota Tsusho Corp.	1,200	38,924
Trend Micro, Inc.	400	19,112
Unicharm Corp.	1,600	50,931
United Urban Investment Corp., REIT	20	38,342
Yakult Honsha Co. Ltd.	400	22,433
Yamato Holdings Co. Ltd.	2,900	43,775
Yaskawa Electric Corp.	1,000	37,125
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Z Holdings Corp.	7,000	$ 19,763
		63,828,926
Luxembourg — 0.0%
Eurofins Scientific SE	444	206,146
Macau — 0.1%
Galaxy Entertainment Group Ltd.	19,000	118,453
Sands China Ltd.	715,600	3,247,319
Wynn Macau Ltd.	11,600	22,710
		3,388,482
Malaysia — 0.1%
CIMB Group Holdings Bhd	158,700	190,846
IHH Healthcare Bhd	131,700	178,770
Petronas Chemicals Group Bhd	170,000	306,187
Public Bank Bhd	205,400	984,718
Tenaga Nasional Bhd	93,800	305,342
		1,965,863
Mexico — 0.3%
Alfa SAB de CV (Class A Stock)	181,175	159,747
America Movil SAB de CV (Class L Stock)	945,711	702,550
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	156,202	197,172
Cemex SAB de CV, ADR	24,351	95,456
Fomento Economico Mexicano SAB de CV, ADR	19,964	1,828,303
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	24,774	239,103
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	18,201	277,507
Grupo Financiero Banorte SAB de CV (Class O Stock)	310,180	1,671,772
Grupo Mexico SAB de CV (Class B Stock)	165,386	387,778
Wal-Mart de Mexico SAB de CV	808,726	2,396,999
		7,956,387
Netherlands — 0.8%
ABN AMRO Bank NV, 144A, CVA	35,503	625,982
Akzo Nobel NV	3,779	337,038
ASM International NV	6,308	580,634
ASML Holding NV	24,670	6,131,157
ASR Nederland NV	19,881	734,873
Heineken NV	3,279	354,328
ING Groep NV	278,643	2,918,953
InterXion Holding NV*	16,361	1,332,767
Koninklijke Ahold Delhaize NV	45,975	1,149,336
Koninklijke Philips NV	6,875	318,877
NN Group NV	36,208	1,284,887
NXP Semiconductors NV	1,780	194,234
Randstad NV	3,325	163,451
Royal Dutch Shell PLC (Class A Stock)	265,147	7,770,698
Royal Dutch Shell PLC (Class B Stock)	18,478	544,607

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Wolters Kluwer NV	13,392	$ 978,610
		25,420,432
New Zealand — 0.0%
Auckland International Airport Ltd.	11,025	63,082
Fletcher Building Ltd.	8,320	26,863
Ryman Healthcare Ltd.	4,143	34,485
Spark New Zealand Ltd.	21,104	58,385
		182,815
Norway — 0.1%
DNB ASA	70,690	1,244,954
Telenor ASA	21,642	433,856
		1,678,810
Peru — 0.1%
Credicorp Ltd.	10,216	2,129,423
Philippines — 0.0%
Ayala Corp.	10,740	183,318
Ayala Land, Inc.	253,500	241,634
International Container Terminal Services, Inc.	60,280	140,185
		565,137
Poland — 0.0%
Bank Polska Kasa Opieki SA	14,546	371,613
CCC SA	3,855	133,111
CD Projekt SA	5,008	304,475
Dino Polska SA, 144A*	6,053	237,219
Polski Koncern Naftowy ORLEN SA	11,641	286,573
		1,332,991
Qatar — 0.0%
Qatar National Bank QPSC	84,412	446,824
Russia — 0.2%
Alrosa PJSC	232,595	267,274
Gazprom PJSC, ADR(a)	98,743	681,327
LUKOIL PJSC, ADR(a)	11,737	971,002
Magnitogorsk Iron & Steel Works PJSC	290,903	175,743
Mobile TeleSystems PJSC, ADR	19,562	158,452
Moscow Exchange MICEX-RTS PJSC	197,984	289,425
Novatek PJSC, GDR	913	185,131
Rosneft Oil Co. PJSC, GDR	22,119	142,224
Sberbank of Russia PJSC, ADR(a)	254,435	3,598,347
Severstal PJSC, GDR(a)	19,240	276,150
Tatneft PJSC, ADR	3,729	238,097
X5 Retail Group NV, GDR	9,045	316,322
		7,299,494
Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	17,700	39,965
CapitaLand Ltd.	29,100	74,333
CapitaLand Mall Trust, REIT	14,200	27,016
ComfortDelGro Corp. Ltd.	12,700	22,067
DBS Group Holdings Ltd.	176,800	3,199,283
Genting Singapore Ltd.	28,800	18,343
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Jardine Cycle & Carriage Ltd.	600	$ 13,026
Keppel Corp. Ltd.	14,400	61,802
Oversea-Chinese Banking Corp. Ltd.	36,700	288,119
Singapore Airlines Ltd.	4,000	26,478
Singapore Press Holdings Ltd.	5,500	8,278
Singapore Telecommunications Ltd.	85,800	192,439
United Overseas Bank Ltd.	2,600	48,277
Wilmar International Ltd.	20,600	55,540
		4,074,966
South Africa — 0.4%
Absa Group Ltd.	36,193	365,761
Bid Corp. Ltd.	97,104	2,061,685
Bidvest Group Ltd. (The)	46,100	580,956
Capitec Bank Holdings Ltd.	16,556	1,408,247
Clicks Group Ltd.	21,397	303,706
FirstRand Ltd.(a)	679,728	2,792,735
Growthpoint Properties Ltd., REIT	158,705	242,366
Mr. Price Group Ltd.	63,888	668,188
MTN Group Ltd.	17,555	111,570
Naspers Ltd. (Class N Stock)	10,876	1,644,860
Pick’n Pay Stores Ltd.	44,069	172,862
Sanlam Ltd.	270,647	1,332,781
Sappi Ltd.	33,611	83,476
Sasol Ltd.	9,444	158,178
Shoprite Holdings Ltd.	14,798	120,023
SPAR Group Ltd. (The)	19,861	250,168
Tiger Brands Ltd.	29,130	405,285
Vodacom Group Ltd.	45,436	358,970
		13,061,817
South Korea — 0.8%
BGF retail Co. Ltd.	858	141,372
Daelim Industrial Co. Ltd.	2,360	205,887
Hana Financial Group, Inc.	13,860	408,898
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	2,319	63,900
Hyundai Glovis Co. Ltd.	1,337	174,473
Hyundai Heavy Industries Holdings Co. Ltd.	607	177,351
Hyundai Mobis Co. Ltd.	2,439	515,047
Hyundai Motor Co.	6,387	716,464
Industrial Bank of Korea	10,363	114,420
KB Financial Group, Inc.	15,926	569,514
Kia Motors Corp.	8,019	306,253
KIWOOM Securities Co. Ltd.	1,704	96,905
Korea Electric Power Corp.*	7,122	154,246
KT&G Corp.	5,269	465,078
LG Chem Ltd.	1,395	350,367
Lotte Chemical Corp.	1,475	292,310
Mando Corp.	6,289	190,935
NAVER Corp.	13,568	1,786,012
NCSoft Corp.	971	423,580
POSCO	2,739	521,622
Samsung Electronics Co. Ltd.	133,774	5,491,961
Samsung Electronics Co. Ltd., GDR	7,788	7,911,846
Samsung SDI Co. Ltd.	2,377	444,063

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Shinhan Financial Group Co. Ltd.	15,929	$ 556,614
SK Holdings Co. Ltd.	1,564	266,896
SK Hynix, Inc.	12,491	860,711
SK Innovation Co. Ltd.	2,728	379,587
S-Oil Corp.	4,418	368,491
Woori Financial Group, Inc.	9,739	101,471
		24,056,274
Spain — 0.2%
ACS Actividades de Construccion y Servicios SA	22,999	919,433
Amadeus IT Group SA	5,927	424,684
Banco Santander SA	85,325	347,768
Endesa SA	13,789	362,762
Iberdrola SA	72,289	751,724
Industria de Diseno Textil SA	93,232	2,885,402
Repsol SA	98,162	1,534,315
Telefonica SA	15,253	116,491
		7,342,579
Sweden — 0.2%
Atlas Copco AB (Class A Stock)	66,418	2,042,941
Boliden AB	5,869	135,130
Epiroc AB (Class A Stock)	85,754	929,072
Evolution Gaming Group AB, 144A	23,014	453,873
Lundin Petroleum AB	4,419	132,630
Sandvik AB	17,271	268,744
SKF AB (Class B Stock)	6,495	107,212
Svenska Handelsbanken AB (Class A Stock)	277,926	2,603,474
Volvo AB (Class B Stock)	63,472	891,657
		7,564,733
Switzerland — 1.6%
ABB Ltd.	8,974	176,512
Alcon, Inc.*	32,309	1,884,114
Cie Financiere Richemont SA	32,470	2,383,262
Credit Suisse Group AG*	41,036	502,952
Glencore PLC*	39,325	118,141
LafargeHolcim Ltd.*	42,380	2,083,832
Logitech International SA	16,852	684,868
Lonza Group AG*	1,463	494,537
Nestle SA	147,296	15,974,678
Novartis AG	120,294	10,419,484
Roche Holding AG	37,723	10,986,261
Swisscom AG	2,114	1,043,291
UBS Group AG*	15,161	172,130
Zurich Insurance Group AG	5,924	2,266,514
		49,190,576
Taiwan — 1.1%
Advantech Co. Ltd.	35,000	308,291
ASE Technology Holding Co. Ltd.	101,000	230,555
Catcher Technology Co. Ltd.	53,000	402,104
Chailease Holding Co. Ltd.	94,700	382,066
China Life Insurance Co. Ltd.*	338,000	267,934
CTBC Financial Holding Co. Ltd.	806,000	535,536
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Delta Electronics, Inc.	384,000	$ 1,642,227
E.Sun Financial Holding Co. Ltd.	532,020	450,274
Far EasTone Telecommunications Co. Ltd.	82,000	191,601
Formosa Chemicals & Fibre Corp.	93,000	260,108
Formosa Plastics Corp.	175,000	532,911
Fubon Financial Holding Co. Ltd.	296,000	425,024
Globalwafers Co. Ltd.	15,000	152,544
Hon Hai Precision Industry Co. Ltd.	140,000	331,148
Inventec Corp.	288,000	198,758
Largan Precision Co. Ltd.	13,000	1,872,101
MediaTek, Inc.	43,000	513,332
President Chain Store Corp.	190,000	1,775,847
Quanta Computer, Inc.	149,000	271,915
Taiwan Mobile Co. Ltd.	93,000	335,615
Taiwan Semiconductor Manufacturing Co. Ltd.	952,000	8,381,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	315,037	14,642,920
Uni-President Enterprises Corp.	134,000	322,907
Vanguard International Semiconductor Corp.	140,000	283,221
Yuanta Financial Holding Co. Ltd.	512,000	305,167
		35,015,206
Thailand — 0.1%
Kasikornbank PCL, NVDR	88,800	454,515
Minor International PCL, NVDR	247,800	303,947
PTT Exploration & Production PCL	99,900	396,699
PTT Global Chemical PCL, NVDR	56,800	99,751
PTT PCL, NVDR	423,200	640,621
Siam Cement PCL (The)	108,200	1,444,027
Siam Commercial Bank PCL (The)	220,900	853,279
Thai Oil PCL	141,700	324,054
		4,516,893
Turkey — 0.0%
BIM Birlesik Magazalar A/S	12,587	109,559
Eregli Demir ve Celik Fabrikalari TAS	188,698	229,354
Ford Otomotiv Sanayi A/S	12,636	133,035
KOC Holding A/S	190,865	639,021
Tofas Turk Otomobil Fabrikasi A/S	40,810	146,721
Turkcell Iletisim Hizmetleri A/S	66,798	154,060
		1,411,750
United Arab Emirates — 0.0%
DP World PLC	8,926	124,671
First Abu Dhabi Bank PJSC	65,581	268,378
		393,049
United Kingdom — 1.6%
3i Group PLC	28,708	411,264
AstraZeneca PLC	5,450	486,184
Aviva PLC	332,595	1,630,772
Barclays PLC	189,318	349,359
Beazley PLC	27,405	209,458
BP PLC	184,819	1,170,600

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
British American Tobacco PLC	9,918	$ 365,908
Burberry Group PLC	140,265	3,743,156
Compass Group PLC	6,706	172,590
Diageo PLC	140,721	5,751,358
Fiat Chrysler Automobiles NV	15,843	205,246
GlaxoSmithKline PLC	235,629	5,040,941
HSBC Holdings PLC	107,135	822,097
Imperial Brands PLC	10,704	240,142
InterContinental Hotels Group PLC	3,753	234,368
Intertek Group PLC	2,499	168,444
Johnson Matthey PLC	5,844	219,290
Legal & General Group PLC	650,216	1,985,585
Liberty Global PLC (Class C Stock)*	2,674	63,614
Linde PLC, (AQUIS)	25,225	4,899,665
Linde PLC, (NYSE)	3,804	736,911
Lloyds Banking Group PLC	347,390	231,069
London Stock Exchange Group PLC	34,423	3,094,101
Mondi PLC	4,584	87,922
Persimmon PLC	6,571	175,276
Prudential PLC	173,632	3,142,832
Reckitt Benckiser Group PLC	4,945	385,463
RELX PLC, (XAMS)	113,577	2,701,287
RELX PLC, (XLON)	20,431	484,672
Smith & Nephew PLC	107,677	2,595,260
SSE PLC	26,283	402,376
St. James’s Place PLC	17,163	206,384
Standard Chartered PLC	56,268	472,596
Taylor Wimpey PLC	154,117	305,851
Tesco PLC	129,077	381,960
Unilever NV	15,509	932,818
Unilever PLC	77,933	4,681,286
Vodafone Group PLC	123,177	245,415
WPP PLC	165,408	2,067,651
		51,501,171
United States — 34.8%
Abbott Laboratories	4,090	342,210
AbbVie, Inc.	37,688	2,853,735
Acadia Healthcare Co., Inc.*(a)	33,952	1,055,228
Accenture PLC (Class A Stock)	7,262	1,396,846
Acushnet Holdings Corp.	21,045	555,588
Adobe, Inc.*	1,541	425,701
Advance Auto Parts, Inc.(a)	21,771	3,600,923
Advanced Disposal Services, Inc.*	18,657	607,658
Advanced Micro Devices, Inc.*(a)	220,502	6,392,353
AdvanSix, Inc.*	18,116	465,944
AES Corp.	4,575	74,755
Akamai Technologies, Inc.*	685	62,595
Alexion Pharmaceuticals, Inc.*	20,829	2,039,992
Alleghany Corp.*	1,344	1,072,189
Allergan PLC	14,641	2,463,934
Allstate Corp. (The)	4,569	496,559
Alphabet, Inc. (Class A Stock)*	15,533	18,967,968
Alphabet, Inc. (Class C Stock)*	14,817	18,061,923
Altice USA, Inc. (Class A Stock)*(u)	87,523	2,510,160
Altra Industrial Motion Corp.	24,870	688,775
Altria Group, Inc.	12,210	499,389
Amazon.com, Inc.*	18,552	32,204,602
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
American Electric Power Co., Inc.	89,115	$ 8,349,184
American Express Co.(u)	49,297	5,830,849
American Homes 4 Rent (Class A Stock), REIT	81,831	2,118,605
American International Group, Inc.	68,484	3,814,559
American Tower Corp., REIT	426	94,201
Americold Realty Trust, REIT(a)	10,741	398,169
Ameriprise Financial, Inc.	31,975	4,703,522
AmerisourceBergen Corp.	13,700	1,127,921
AMETEK, Inc.	20,987	1,927,026
Amgen, Inc.	1,051	203,379
Amphenol Corp. (Class A Stock)	18,767	1,811,015
Analog Devices, Inc.	68,309	7,632,165
Anthem, Inc.	10,755	2,582,275
Apple, Inc.	110,004	24,637,596
Applied Industrial Technologies, Inc.	14,040	797,472
AptarGroup, Inc.	15,999	1,895,082
Aramark	1,726	75,219
Arch Capital Group Ltd.*	1,001	42,022
Arista Networks, Inc.*	5,922	1,414,884
Arrow Electronics, Inc.*	24,525	1,829,074
Arthur J Gallagher & Co.	14,295	1,280,403
Aspen Technology, Inc.*	6,411	789,066
Assetmark Financial Holdings, Inc.*	4,220	109,931
AT&T, Inc.	23,564	891,662
Automatic Data Processing, Inc.	11,910	1,922,512
AutoZone, Inc.*	3,674	3,984,894
AvalonBay Communities, Inc., REIT	6,716	1,446,156
Avaya Holdings Corp.*	10,548	107,906
Avery Dennison Corp.	23,394	2,656,857
Ball Corp.	71,772	5,225,719
Bank of America Corp.	344,009	10,034,743
BankUnited, Inc.	22,431	754,130
BB&T Corp.(a)	5,221	278,645
Becton, Dickinson & Co.	2,883	729,284
Berkshire Hathaway, Inc. (Class A Stock)*	6	1,870,992
Berkshire Hathaway, Inc. (Class B Stock)*	14,584	3,033,764
Best Buy Co., Inc.	27,073	1,867,766
Biogen, Inc.*	2,350	547,127
BioMarin Pharmaceutical, Inc.*	1,077	72,590
BJ’s Wholesale Club Holdings, Inc.*(a)	29,890	773,254
Blackbaud, Inc.(a)	8,457	764,005
BlackRock, Inc.(a)	5,861	2,611,896
Blackstone Group, Inc. (The) (Class A Stock)	6,446	314,823
Boeing Co. (The)	16,305	6,203,563
Booking Holdings, Inc.*	247	484,765
Booz Allen Hamilton Holding Corp.	26,490	1,881,320
BorgWarner, Inc.	2,170	79,596
Boston Properties, Inc., REIT	2,437	315,981
Boston Scientific Corp.*	147,371	5,996,526
Brady Corp. (Class A Stock)	18,320	971,876
BrightView Holdings, Inc.*(a)	16,800	288,120
Brinker International, Inc.(a)	24,500	1,045,415
Bristol-Myers Squibb Co.(a)	65,028	3,297,570
Brixmor Property Group, Inc., REIT	132,921	2,696,967

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Broadcom, Inc.	1,713	$ 472,908
Brunswick Corp.	21,299	1,110,104
Cabot Microelectronics Corp.	7,056	996,378
Cadence BanCorp	30,770	539,706
Cadence Design Systems, Inc.*	1,935	127,865
Camden Property Trust, REIT	490	54,395
Capital One Financial Corp.	60,945	5,544,776
Carlisle Cos., Inc.	8,110	1,180,329
Carnival PLC	3,292	136,417
Carter’s, Inc.(a)	6,476	590,676
Catalent, Inc.*	51,822	2,469,837
Caterpillar, Inc.(a)	4,593	580,142
CBRE Group, Inc. (Class A Stock)*	90,828	4,814,792
CBS Corp. (Class B Stock)	27,305	1,102,303
CDK Global, Inc.	911	43,810
CDW Corp.(a)	1,001	123,363
Celanese Corp.	5,718	699,254
Celgene Corp.*	6,523	647,734
Cerner Corp.	714	48,673
Charles Schwab Corp. (The)	96,828	4,050,315
Charter Communications, Inc. (Class A Stock)*	26,884	11,079,434
Cheniere Energy, Inc.*	1,533	96,671
Chevron Corp.	99,421	11,791,331
Chubb Ltd.	13,080	2,111,635
Cigna Corp.	38,628	5,863,344
Cimarex Energy Co.	6,080	291,475
Cincinnati Financial Corp.	1,082	126,237
Cinemark Holdings, Inc.(a)	28,274	1,092,507
Cisco Systems, Inc.	55,364	2,735,535
Cision Ltd.*	57,642	443,267
Citigroup, Inc.	68,796	4,752,428
Citizens Financial Group, Inc.	78,881	2,790,021
Claire’s Private Placement*^	313	195,625
Clear Channel Outdoor Holdings, Inc.*	23,551	59,349
Clorox Co. (The)	4,100	622,667
CME Group, Inc.	524	110,742
CMS Energy Corp.	1,712	109,482
Coca-Cola Co. (The)	214,146	11,658,108
Cognizant Technology Solutions Corp. (Class A Stock)	12,653	762,533
Columbia Sportswear Co.	9,800	949,522
Comcast Corp. (Class A Stock)(u)	114,539	5,163,418
Commerce Bancshares, Inc.(a)	17,558	1,064,893
CommScope Holding Co., Inc.*(a)	74,200	872,592
Conagra Brands, Inc.(a)	3,498	107,319
Concho Resources, Inc.	19,500	1,324,050
Concordia Private Placement*	6,340	77,411
ConocoPhillips	52,000	2,962,960
Constellation Brands, Inc. (Class A Stock)(a)	34,817	7,216,868
Cooper Cos., Inc. (The)	277	82,269
Copart, Inc.*	33,551	2,695,152
Core Laboratories NV(a)	10,423	485,920
CoreLogic, Inc.*	14,591	675,126
CoreSite Realty Corp., REIT	6,874	837,597
Cornerstone OnDemand, Inc.*	11,230	615,629
Corning, Inc.	30,131	859,336
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Corteva, Inc.	13,072	$ 366,016
Cott Corp.	36,500	455,155
Coty, Inc. (Class A Stock)(a)	67,502	709,446
Coupa Software, Inc.*(a)	5,522	715,486
Cousins Properties, Inc., REIT	39,795	1,495,894
Crown Holdings, Inc.*	65,093	4,300,044
CubeSmart, REIT	27,480	959,052
Cullen/Frost Bankers, Inc.(a)	7,870	696,888
Cummins, Inc.	4,342	706,313
Cushman & Wakefield PLC*(a)	45,120	836,074
CVS Health Corp.	2,145	135,285
D.R. Horton, Inc.	6,912	364,332
Danaher Corp.	3,174	458,421
Darden Restaurants, Inc.(a)	723	85,473
DaVita, Inc.*	694	39,607
Deere & Co.	4,186	706,094
Dell Technologies, Inc. (Class C Stock)*	957	49,630
Delta Air Lines, Inc.	74,024	4,263,782
DexCom, Inc.*	12,681	1,892,512
Diamondback Energy, Inc.(a)	60,315	5,422,922
Digital Realty Trust, Inc., REIT	12,080	1,568,105
Discovery, Inc. (Class A Stock)*(a)	10,950	291,598
Discovery, Inc. (Class C Stock)*	71,897	1,770,104
DISH Network Corp. (Class A Stock)*	47,500	1,618,325
Douglas Dynamics, Inc.	10,300	459,071
Douglas Emmett, Inc., REIT	48,418	2,073,743
Dover Corp.	17,330	1,725,375
Dow, Inc.	8,033	382,772
Duke Energy Corp.(a)	13,900	1,332,454
DuPont de Nemours, Inc.	6,621	472,144
E*TRADE Financial Corp.	1,658	72,438
East West Bancorp, Inc.	42,276	1,872,404
EastGroup Properties, Inc., REIT	16,804	2,100,836
Eastman Chemical Co.	46,896	3,462,332
Eaton Corp. PLC(a)	65,096	5,412,732
Eaton Vance Corp.	13,294	597,299
Edison International	61,311	4,624,076
Edwards Lifesciences Corp.*	624	137,224
Elanco Animal Health, Inc.*	43,939	1,168,338
Electronic Arts, Inc.*	6,846	669,676
Eli Lilly & Co.	10,502	1,174,439
Emerson Electric Co.	3,211	214,687
Encompass Health Corp.	17,583	1,112,652
Energizer Holdings, Inc.(a)	32,300	1,407,634
Entercom Communications Corp. (Class A Stock)(a)	163,260	545,288
Entergy Corp.	18,085	2,122,456
Envestnet, Inc.*	4,490	254,583
Envista Holdings Corp.*(a)	7,470	208,264
EOG Resources, Inc.	30,919	2,294,808
EQT Corp.	59,900	637,336
Equinix, Inc., REIT	11,067	6,383,446
Equitrans Midstream Corp.(a)	50,360	732,738
Equity LifeStyle Properties, Inc., REIT	23,623	3,156,033
Equity Residential, REIT	54,676	4,716,352
Essex Property Trust, Inc., REIT	12,003	3,920,780

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	515	$ 102,459
Everest Re Group Ltd.	309	82,222
Eversource Energy(a)	17,220	1,471,793
EW Scripps Co. (The) (Class A Stock)(a)	19,890	264,139
Exact Sciences Corp.*	19,113	1,727,242
Exelixis, Inc.*	67,352	1,191,120
Exelon Corp.	8,155	393,968
Expedia Group, Inc.	22,985	3,089,414
Exxon Mobil Corp.	31,606	2,231,700
F5 Networks, Inc.*	368	51,675
Facebook, Inc. (Class A Stock)*	37,057	6,599,111
FactSet Research Systems, Inc.(a)	2,762	671,083
Fair Isaac Corp.*	2,961	898,723
Federal Realty Investment Trust, REIT	20,452	2,784,335
Ferguson PLC	36,892	2,691,191
Fidelity National Financial, Inc.	776	34,462
Fidelity National Information Services, Inc.	16,515	2,192,531
Fifth Third Bancorp	57,344	1,570,079
First Financial Bancorp	29,940	732,781
First Hawaiian, Inc.	34,070	909,669
First Horizon National Corp.	49,599	803,504
First Republic Bank	31,372	3,033,672
Fiserv, Inc.*(u)	63,324	6,559,733
Flex Ltd.	1,740	18,209
Focus Financial Partners, Inc. (Class A Stock)*	21,780	518,364
Ford Motor Co.	28,293	259,164
Fortinet, Inc.*	993	76,223
Fortune Brands Home & Security, Inc.	52,379	2,865,131
Franklin Resources, Inc.(a)	12,105	349,350
Freeport-McMoRan, Inc.	9,190	87,948
Garmin Ltd.	14,478	1,226,142
Gates Industrial Corp. PLC*(a)	49,060	494,034
GCP Applied Technologies, Inc.*	26,773	515,380
Generac Holdings, Inc.*	32,480	2,544,483
General Dynamics Corp.	39,904	7,291,658
General Mills, Inc.	10,216	563,106
General Motors Co.	11,835	443,576
Genuine Parts Co.	5,884	585,988
Gilead Sciences, Inc.	5,672	359,491
Global Payments, Inc.	28,952	4,603,368
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	89,600	1,321,600
GrubHub, Inc.*(a)	7,569	425,453
Guidewire Software, Inc.*(a)	6,828	719,535
H&R Block, Inc.	1,291	30,493
Hartford Financial Services Group, Inc. (The)	47,349	2,869,823
Hasbro, Inc.	1,465	173,881
HCA Healthcare, Inc.	6,700	806,814
HCP, Inc., REIT	94,999	3,384,814
HD Supply Holdings, Inc.*	7,021	275,048
Healthcare Trust of America, Inc. (Class A Stock), REIT	24,191	710,732
HealthEquity, Inc.*	8,130	464,589
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Herman Miller, Inc.	2,709	$ 124,858
Hewlett Packard Enterprise Co.	32,300	489,991
Highwoods Properties, Inc., REIT	13,911	625,160
Hilton Worldwide Holdings, Inc.	33,784	3,145,628
Hologic, Inc.*	1,923	97,092
Home Depot, Inc. (The)	37,570	8,716,991
Honeywell International, Inc.	25,485	4,312,062
Host Hotels & Resorts, Inc., REIT	129,196	2,233,799
HP, Inc.	28,332	536,041
Hudson Pacific Properties, Inc., REIT	35,286	1,180,670
Huntington Bancshares, Inc.(a)	267,092	3,811,403
IAA, Inc.*	18,693	780,059
IBERIABANK Corp.	10,220	772,019
ICU Medical, Inc.*	3,982	635,527
IDEXX Laboratories, Inc.*	548	149,018
iHeartMedia, Inc. (Class A Stock)*	926	13,890
IHS Markit Ltd.*	29,342	1,962,393
Illinois Tool Works, Inc.(a)	13,140	2,056,279
Illumina, Inc.*	7,428	2,259,746
Ingersoll-Rand PLC	6,320	778,687
Intel Corp.	14,895	767,539
Intercept Pharmaceuticals, Inc.*(a)	7,296	484,163
Intercontinental Exchange, Inc.	13,224	1,220,178
International Business Machines Corp.	3,028	440,332
Intuit, Inc.	17,976	4,780,537
Intuitive Surgical, Inc.*	12,049	6,505,617
Invesco Ltd.(a)	52,549	890,180
Invitation Homes, Inc., REIT	89,078	2,637,600
J.M. Smucker Co. (The)(a)	739	81,305
James Hardie Industries PLC	4,493	75,530
Jazz Pharmaceuticals PLC*	14,719	1,886,093
JBG SMITH Properties, REIT	47,681	1,869,552
Johnson & Johnson	44,163	5,713,809
Jones Lang LaSalle, Inc.	249	34,626
Kansas City Southern	3,577	475,777
KAR Auction Services, Inc.(a)	18,863	463,087
Keurig Dr. Pepper, Inc.(a)	34,335	938,032
KeyCorp	214,029	3,818,277
Keysight Technologies, Inc.*	24,468	2,379,513
Kimberly-Clark Corp.	2,298	326,431
Kimco Realty Corp., REIT	77,400	1,616,112
Kinder Morgan, Inc.	117,800	2,427,858
Kinsale Capital Group, Inc.	9,474	978,759
KLA Corp.	14,213	2,266,263
Knight-Swift Transportation Holdings, Inc.(a)	22,427	814,100
Kohl’s Corp.(a)	30,760	1,527,542
Landstar System, Inc.	6,574	740,101
Las Vegas Sands Corp.	2,221	128,285
Lazard Ltd. (Class A Stock)	20,210	707,350
LCI Industries	10,648	978,019
Lear Corp.	309	36,431
Leidos Holdings, Inc.	59,664	5,123,944
Lennar Corp. (Class A Stock)	24,927	1,392,145
Lennox International, Inc.	4,493	1,091,664
Liberty Broadband Corp. (Class C Stock) *	753	78,817
Liberty Property Trust, REIT	36,235	1,859,943

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Life Storage, Inc., REIT	2,800	$ 295,148
Lincoln Electric Holdings, Inc.	12,719	1,103,500
Lincoln National Corp.	5,274	318,128
Loews Corp.	82,220	4,232,686
Lowe’s Cos., Inc.	19,387	2,131,795
Lululemon Athletica, Inc.*	10,322	1,987,295
Lyft, Inc. (Class A Stock)*(a)	21,449	875,977
LyondellBasell Industries NV (Class A Stock)	1,939	173,482
M&T Bank Corp.	19,939	3,149,764
Malibu Boats, Inc. (Class A Stock)*	1,241	38,074
ManpowerGroup, Inc.	459	38,666
Marathon Petroleum Corp.	48,906	2,971,039
Marsh & McLennan Cos., Inc.	18,700	1,870,935
Martin Marietta Materials, Inc.	12,880	3,530,408
Marvell Technology Group Ltd.	8,955	223,606
Masco Corp.	12,553	523,209
Mastercard, Inc. (Class A Stock)	69,847	18,968,350
McDonald’s Corp.	4,996	1,072,691
McKesson Corp.	3,147	430,069
Medidata Solutions, Inc.*	5,465	500,047
Medtronic PLC	29,741	3,230,467
Merck & Co., Inc.	113,021	9,514,108
MetLife, Inc.	16,904	797,193
MGM Growth Properties LLC (Class A Stock), REIT	23,531	707,107
Microchip Technology, Inc.(a)	10,765	1,000,176
Microsoft Corp.(u)	339,880	47,253,516
Mid-America Apartment Communities, Inc., REIT	44,934	5,841,869
Middleby Corp. (The)*	6,978	815,728
Moelis & Co. (Class A Stock)	18,413	604,867
Molina Healthcare, Inc.*	8,110	889,829
Molson Coors Brewing Co. (Class B Stock)(a)	13,100	753,250
Monarch Casino & Resort, Inc.*	6,298	262,564
Mondelez International, Inc. (Class A Stock)	22,413	1,239,887
Morgan Stanley	217,508	9,281,066
Morningstar, Inc.	4,770	697,088
Motorola Solutions, Inc.	800	136,328
MSA Safety, Inc.	10,000	1,091,100
Murphy USA, Inc.*(a)	11,100	946,830
Nasdaq, Inc.	19,331	1,920,535
National Retail Properties, Inc., REIT	63,596	3,586,814
National Vision Holdings, Inc.*(a)	34,956	841,391
Nektar Therapeutics*(a)	21,551	392,551
Netflix, Inc.*	33,592	8,989,891
New York Times Co. (The) (Class A Stock)(a)	35,242	1,003,692
Newmont Goldcorp Corp.	1,954	73,892
Nexstar Media Group, Inc. (Class A Stock)(a)	14,756	1,509,686
NextEra Energy, Inc.(u)	41,983	9,781,619
Nielsen Holdings PLC	3,682	78,242
NIKE, Inc. (Class B Stock)	9,242	868,009
NiSource, Inc.	28,000	837,760
nLight, Inc.*(a)	23,870	373,804
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Nordson Corp.	8,935	$ 1,306,833
Nordstrom, Inc.(a)	41,300	1,390,571
Norfolk Southern Corp.	39,561	7,107,529
Northern Trust Corp.(a)	14,840	1,384,869
Northrop Grumman Corp.	20,737	7,772,020
NorthWestern Corp.	15,882	1,191,944
Nucor Corp.(a)	2,148	109,355
NVIDIA Corp.	32,527	5,661,975
Old Dominion Freight Line, Inc.(a)	11,648	1,979,811
ON Semiconductor Corp.*	16,398	315,006
ONEOK, Inc.	12,261	903,513
Oracle Corp.	3,017	166,026
O’Reilly Automotive, Inc.*	22,800	9,086,028
Outfront Media, Inc., REIT	79,797	2,216,761
Owens Corning	701	44,303
PACCAR, Inc.	4,757	333,038
Packaging Corp. of America	18,508	1,963,699
Palo Alto Networks, Inc.*	504	102,730
Parker-Hannifin Corp.	9,666	1,745,776
Parsley Energy, Inc. (Class A Stock)	7,004	117,667
Patterson-UTI Energy, Inc.	61,196	523,226
PayPal Holdings, Inc.*	90,084	9,331,802
PBF Energy, Inc. (Class A Stock)	31,500	856,485
Penn Virginia Corp.*	229	6,657
Penn Virginia Corp., NPV*	123	3,576
PepsiCo, Inc.	3,410	467,511
Performance Food Group Co.*	40,015	1,841,090
Pfizer, Inc.	348,587	12,524,731
Philip Morris International, Inc.	18,548	1,408,350
Phillips 66	16,100	1,648,640
Pioneer Natural Resources Co.	18,793	2,363,596
PNC Financial Services Group, Inc. (The)	32,200	4,513,152
Pool Corp.	9,697	1,955,885
Portland General Electric Co.	20,453	1,152,936
Post Holdings, Inc.*	17,200	1,820,448
Power Integrations, Inc.	5,770	521,781
PQ Group Holdings, Inc.*	41,353	659,167
Premier, Inc. (Class A Stock)*(a)	18,330	530,104
Prestige Consumer Healthcare, Inc.*(a)	12,933	448,646
Principal Financial Group, Inc.	2,934	167,649
Procter & Gamble Co. (The)	42,424	5,276,697
Progressive Corp. (The)	33,766	2,608,423
Prologis, Inc., REIT	169,411	14,437,205
Public Storage, REIT	27,324	6,701,757
PulteGroup, Inc.	1,590	58,115
Q2 Holdings, Inc.*(a)	12,296	969,786
Quaker Chemical Corp.(a)	5,342	844,784
QUALCOMM, Inc.	42,072	3,209,252
Quest Diagnostics, Inc.	20,760	2,221,943
Ralph Lauren Corp.(a)	1,457	139,100
Rayonier, Inc., REIT	44,260	1,248,132
RBC Bearings, Inc.*	7,344	1,218,443
Realty Income Corp., REIT	15,438	1,183,786
Regeneron Pharmaceuticals, Inc.*	1,077	298,760
Regions Financial Corp.	4,122	65,210
Reinsurance Group of America, Inc.	407	65,071
Rexford Industrial Realty, Inc., REIT	37,457	1,648,857

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
RLI Corp.(a)	10,302	$ 957,159
RLJ Lodging Trust, REIT	38,554	655,032
Ross Stores, Inc.	63,287	6,952,077
Royal Caribbean Cruises Ltd.	51,567	5,586,253
S&P Global, Inc.	15,385	3,769,017
Sabre Corp.	1,742	39,012
Sage Therapeutics, Inc.*(a)	5,157	723,476
SailPoint Technologies Holding, Inc.*	16,455	307,544
salesforce.com, Inc.*	72,866	10,816,229
SBA Communications Corp., REIT	757	182,551
Sempra Energy	4,304	635,313
ServiceMaster Global Holdings, Inc.*	12,608	704,787
ServiceNow, Inc.*	12,297	3,121,593
SL Green Realty Corp., REIT	8,476	692,913
Slack Technologies, Inc. (Class A Stock)*(a)	20,504	486,560
Snap-on, Inc.(a)	2,759	431,894
Southern Co. (The)	2,639	163,011
Southwest Airlines Co.	14,400	777,744
Spirit AeroSystems Holdings, Inc. (Class A Stock)	368	30,264
Splunk, Inc.*	8,661	1,020,785
Spotify Technology SA*	15,089	1,720,146
Stanley Black & Decker, Inc.	30,502	4,404,794
Steel Dynamics, Inc.	716	21,337
SunTrust Banks, Inc.	89,439	6,153,403
SVB Financial Group*	15,108	3,156,817
Synchrony Financial	10,996	374,854
Syneos Health, Inc.*	12,810	681,620
Synopsys, Inc.*	14,346	1,968,988
T. Rowe Price Group, Inc.(a)	25,500	2,913,375
Take-Two Interactive Software, Inc.*	29,859	3,742,527
Target Corp.	1,143	122,198
TD Ameritrade Holding Corp.	35,308	1,648,884
Teladoc Health, Inc.*(a)	40,774	2,761,215
Teradyne, Inc.	12,619	730,766
Terreno Realty Corp., REIT	36,061	1,842,356
Tesla, Inc.*(a)	2,684	646,495
Texas Instruments, Inc.	31,288	4,043,661
TherapeuticsMD, Inc.*(a)	135,539	492,007
Thermo Fisher Scientific, Inc.	30,144	8,780,043
Tiffany & Co.(a)	14,400	1,333,872
TJX Cos., Inc. (The)	17,378	968,650
T-Mobile US, Inc.*	3,323	261,753
Toro Co. (The)	26,603	1,950,000
Tractor Supply Co.	24,746	2,238,028
Trade Desk, Inc. (The) (Class A Stock)*(a)	7,480	1,402,874
Travelers Cos., Inc. (The)	20,960	3,116,542
Tyler Technologies, Inc.*	3,146	825,825
Tyson Foods, Inc. (Class A Stock)	2,056	177,104
U.S. Bancorp	43,250	2,393,455
Union Pacific Corp.	14,623	2,368,634
United Airlines Holdings, Inc.*	384	33,949
United Parcel Service, Inc. (Class B Stock)	24,022	2,878,316
United Technologies Corp.	24,997	3,412,590
UnitedHealth Group, Inc.	72,913	15,845,453
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Urban Edge Properties, REIT	31,765	$ 628,629
US Ecology, Inc.	6,748	431,467
Valvoline, Inc.	25,481	561,346
Veeva Systems, Inc. (Class A Stock)*	10,573	1,614,391
Ventas, Inc., REIT	58,110	4,243,773
VEREIT, Inc., REIT	249,547	2,440,570
Verizon Communications, Inc.	225,297	13,598,927
Vertex Pharmaceuticals, Inc.*	13,504	2,287,848
Viacom, Inc. (Class B Stock)	6,228	149,659
VICI Properties, Inc., REIT(a)	96,727	2,190,867
Visa, Inc. (Class A Stock)(a)	43,559	7,492,584
Vistra Energy Corp.	6,972	186,362
VMware, Inc. (Class A Stock)	550	82,533
Voya Financial, Inc.	434	23,627
Vulcan Materials Co.	17,922	2,710,523
Walgreens Boots Alliance, Inc.	31,600	1,747,796
Walmart, Inc.	2,832	336,102
Walt Disney Co. (The)	6,583	857,897
Waste Connections, Inc.	56,245	5,174,540
Waste Management, Inc.	4,223	485,645
Wayfair, Inc. (Class A Stock)*(a)	8,689	974,211
Weingarten Realty Investors, REIT	68,668	2,000,299
Welbilt, Inc.*	28,960	488,266
Wells Fargo & Co.	136,761	6,898,225
Welltower, Inc., REIT	7,108	644,340
West Pharmaceutical Services, Inc.	9,624	1,364,876
Western Alliance Bancorp	19,146	882,248
Westrock Co.	39,580	1,442,691
Weyerhaeuser Co., REIT	31,005	858,838
Whirlpool Corp.	2,482	393,050
Williams Cos., Inc. (The)(a)	74,600	1,794,876
Willis Towers Watson PLC	9,627	1,857,722
WillScot Corp.*(a)	53,510	833,686
Wintrust Financial Corp.	12,969	838,186
Woodward, Inc.	8,630	930,573
Workday, Inc. (Class A Stock)*	11,563	1,965,247
WP Carey, Inc., REIT	30,205	2,703,347
Xcel Energy, Inc.	136,034	8,827,246
Xilinx, Inc.	15,735	1,508,986
Yum! Brands, Inc.	8,004	907,894
Zebra Technologies Corp. (Class A Stock)*	10,754	2,219,303
Zimmer Biomet Holdings, Inc.	18,715	2,569,008
Zscaler, Inc.*(a)	18,383	868,781
		1,097,206,760

Total Common Stocks (cost $1,534,057,799)		1,696,830,089
Preferred Stocks — 0.6%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	93,570	764,783
Gerdau SA (PRFC)	95,336	303,106
Petroleo Brasileiro SA (PRFC)	159,937	1,058,946
Telefonica Brasil SA (PRFC)	30,129	398,099
		2,524,934

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Germany — 0.1%
Volkswagen AG (PRFC)	8,746	$ 1,487,187
United States — 0.4%
Bank of America Corp., Series L, CVT, 7.250%(a)	1,755	2,631,114
Becton, Dickinson & Co., Series A, CVT, 6.125%	25,491	1,578,148
Bunge Ltd., CVT, 4.875%	11,075	1,125,552
Claire’s Stores, Inc., CVT*^	189	316,575
Crown Castle International Corp., Series A, CVT, 6.875%	983	1,240,713
Dominion Energy, Inc., Series A, CVT, 7.250%	4,943	522,722
Goodman Networks, Inc.*^	1,772	18
International Flavors & Fragrances, Inc., CVT, 6.000%	14,649	689,089
MYT Holding Co., 144A*	188,847	188,847
NextEra Energy, Inc., CVT, 4.872% *	16,200	812,268
Sempra Energy, Series B, CVT, 6.750%(a)	5,924	697,018
Stanley Black & Decker, Inc., CVT, 5.375%(a)	6,901	693,412
Wells Fargo & Co., Series L, CVT, 7.500%	2,259	3,439,305
		13,934,781

Total Preferred Stocks (cost $16,808,210)		17,946,902

	Units
Rights* — 0.0%
United States
Media General, Inc. , CVR^	58,900	6
Vistra Energy Corp., expiring 01/23/27^	14,776	11,377

Total Rights (cost $0)		11,383
Warrants* — 0.0%
United States
iHeartMedia, Inc., expiring 05/01/39	6,963	104,438
Ultra Resources, Inc., expiring 07/14/25	11,326	396

Total Warrants (cost $133,422)		104,834

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.9%
Cayman Islands — 0.1%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	654	653,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
HERO Funding II,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	1,122	$ 1,143,287
			1,797,270
United States — 4.8%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	1,209	1,220,007
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,390	1,420,233
Series 2019-01, Class C, 144A
6.410%	02/20/24	650	668,036
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 0.780%)
3.188%(c)	07/25/33	772	768,419
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	12/25/33	68	68,559
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
4.268%(c)	12/25/33	665	679,245
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
3.818%(c)	10/25/34	163	166,059
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
3.098%(c)	11/25/34	139	138,614
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	330	337,158
Series 2018-01, Class D, 144A
3.930%	04/10/24	2,240	2,277,323
Series 2018-04, Class C, 144A
3.970%	01/13/25	2,385	2,424,654
Series 2019-01, Class C, 144A
3.500%	04/14/25	3,030	3,083,603
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,650	2,715,389
Series 2019-01, Class E, 144A
4.840%	04/14/25	1,245	1,280,649
Series 2019-01, Class F, 144A
6.060%	12/12/25	805	826,378
Series 2019-02, Class B, 144A
3.050%	05/12/23	220	221,822
Series 2019-03, Class C, 144A
2.760%	09/12/25	362	363,664
Series 2019-03, Class E, 144A
3.800%	09/12/25	401	401,515
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	455	467,305
Series 2019-01, Class D
3.620%	03/18/25	585	603,671

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)
4.673%(c)	08/25/32	398	$ 396,195
Series 2003-12, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)
4.568%(c)	01/25/34	179	181,724
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
2.978%(c)	09/25/34	221	221,067
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
2.888%(c)	02/25/34	835	811,348
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W1, Class AF
4.098%	03/25/34	584	601,410
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)
4.868%(c)	05/25/34	132	134,088
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 3.200%)
4.228%(c)	05/25/34	283	284,620
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
3.053%(c)	02/25/33	628	623,851
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
3.518%(c)	07/25/33	152	147,185
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.450%)
4.193%(c)	12/25/33	49	50,211
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
3.003%(c)	12/15/33	1,909	1,922,214
Series 2004-HE07, Class M4, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
4.043%(c)	10/25/34	206	210,536
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.994%(c)	05/28/44	436	438,698
Series 2006-D, Class 1A5
5.668%	12/28/36	327	340,451
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.450%)
4.193%(c)	07/25/34	508	476,018
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.170%)
3.773%(c)	09/25/34	647	649,407
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 3.500%)
7.268%(c)	03/25/43	22	23,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2003-SD2, Class 3A
4.719%(cc)	06/25/43	283	$ 286,928
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.650%)
2.993%(c)	06/25/34	401	407,666
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.800%)
3.218%(c)	08/25/34	412	406,244
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	1,481	1,495,786
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.618%(c)	01/25/34	816	813,757
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	03/25/34	567	567,701
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)
3.113%(c)	05/25/34	414	410,262
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
3.518%(c)	06/25/34	449	447,877
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	11/25/34	638	637,086
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	04/25/34	220	215,130
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,615	2,665,382
Series 2019-01A, Class C, 144A
3.820%	08/15/24	630	643,716
Series 2019-01A, Class D, 144A
4.850%	05/15/26	610	623,029
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	896	938,711
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	660	662,215
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	1,085	1,093,198
Series 2019-A, Class B, 144A
4.360%	10/16/23	210	212,096
Series 2019-A, Class C, 144A
5.290%	10/16/23	1,250	1,262,456
Countrywide Asset-Backed Certificates Trust,
Series 2003-05, Class MF2
5.122%(cc)	11/25/33	436	441,993

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
3.743%(c)	10/25/33	59	$ 57,894
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
3.743%(c)	07/25/34	288	290,581
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	10/25/34	375	372,939
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	02/25/34	1,322	1,319,623
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 1.400%)
4.118%(c)	10/25/33	11	11,486
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.250%)
3.893%(c)	10/25/34	215	214,732
Series 2005-12, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
2.508%(c)	02/25/36	1,250	1,248,960
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)
2.963%(c)	01/25/35	416	417,470
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	215	223,366
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	795	799,010
Series 2019-01A, Class B, 144A
3.750%	04/17/28	2,400	2,482,038
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
4.557%(c)	11/25/33	157	154,056
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 1.400%)
4.118%(c)	12/25/33	350	348,793
Drive Auto Receivables Trust,
Series 2019-02, Class C
3.420%	06/16/25	2,730	2,790,407
Series 2019-02, Class D
3.690%	08/17/26	3,085	3,184,041
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,144	2,258,962
DT Auto Owner Trust,
Series 2017-01A, Class D, 144A
3.550%	11/15/22	220	221,462
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,340	1,401,871
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,565	1,616,352
Series 2018-03A, Class D, 144A
4.190%	07/15/24	505	522,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-01A, Class D, 144A
3.870%	11/15/24	3,150	$ 3,240,823
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,925	1,998,554
Equity One Mortgage Pass-Through Trust,
Series 2003-04, Class M1
5.869%	10/25/34	676	693,572
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	1,020	1,076,275
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,760	1,792,699
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,650	1,693,428
Series 2018-04A, Class D, 144A
4.350%	09/16/24	3,640	3,775,204
Series 2019-01A, Class E, 144A
5.200%	01/15/26	600	628,447
Series 2019-03A, Class D, 144A
3.110%	08/15/25	785	792,986
First Franklin Mortgage Loan Trust,
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
2.888%(c)	10/25/34	788	789,410
FREED ABS Trust,
Series 2018-02, Class B, 144A
4.610%	10/20/25	860	883,542
Series 2019-01, Class B, 144A
3.870%	06/18/26	580	589,526
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430% (Cap N/A, Floor 1.620%)
4.448%(c)	12/25/33	12	11,566
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
2.948%(c)	07/25/34	90	89,931
Series 2005-A, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
2.708%(c)	01/25/35	104	103,888
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,610	1,652,012
Series 2019-01A, Class D, 144A
4.940%	12/15/25	580	604,882
Series 2019-02A, Class B, 144A
3.320%	03/15/24	1,752	1,775,445
Series 2019-02A, Class D, 144A
4.520%	02/17/26	550	562,605
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	980	987,649
GMAT Trust,
Series 2013-01A, Class A, 144A
6.967%	11/25/43	2	2,306
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	1,231	1,256,203

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
3.289%(c)	06/20/33	290	$ 292,271
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.418%(c)	02/25/33	282	280,191
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	10/25/34	280	272,535
Series 2005-HE3, Class M2, 1 Month LIBOR + 1.005% (Cap N/A, Floor 0.000%)
3.023%(c)	06/25/35	163	163,218
Series 2007-SEA1, Class A, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.318%(c)	12/25/36	344	332,975
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.400%)
3.918%(c)	11/25/32	974	971,013
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	08/25/34	330	327,992
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	12/25/34	181	180,373
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	11/25/34	863	862,949
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
2.858%(c)	03/25/35	997	996,315
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	03/25/35	283	282,951
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	2,083,673
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
2.578%(c)	07/25/31	534	536,340
Series 2003-04, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
4.643%(c)	08/25/33	30	30,856
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	07/25/34	577	572,880
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
2.578%(c)	09/25/34	467	469,228
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	603	604,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 4.000%)
4.630%(c)	04/25/33	87	$ 83,130
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	09/25/34	90	88,106
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	12/25/34	243	240,928
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	07/25/34	137	134,496
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
4.268%(c)	04/25/35	530	509,047
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
3.098%(c)	10/25/35	341	339,163
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	1,254	1,262,003
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	192	200,315
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	01/25/34	139	137,233
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	08/25/34	146	144,264
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	05/25/34	546	546,313
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
3.818%(c)	12/25/33	61	60,491
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
2.798%(c)	12/25/34	273	263,913
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410% (Cap N/A, Floor 0.940%)
3.428%(c)	10/25/32	152	153,492
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
3.143%(c)	10/25/33	1,616	1,621,458
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 1.820%)
4.748%(c)	10/25/33	498	494,491
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
4.493%(c)	11/25/33	212	213,055

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
2.783%(c)	02/25/35	503	$ 498,969
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)
4.793%(c)	09/25/33	383	382,898
OneMain Financial Issuance Trust,
Series 2018-02A, Class A, 144A
3.570%	03/14/33	3,330	3,451,532
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	550,332
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	07/25/33	1,020	1,017,236
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
3.593%(c)	05/25/34	428	404,762
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
3.668%(c)	12/25/34	1,543	1,571,681
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
3.263%(c)	01/25/36	500	502,682
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
4.368%(c)	04/25/23	284	282,457
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	02/25/23	1,380	1,380,822
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	640	650,703
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	4,000	4,002,693
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	160	161,695
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,644	1,661,033
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
2.993%(c)	11/25/33	271	266,393
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
2.993%(c)	06/25/35	1,500	1,500,041
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
2.368%(c)	08/25/36	2,000	1,993,344
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 2.000%)
4.611%(c)	08/25/33	276	$ 265,328
Series 2003-03, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)
3.113%(c)	12/25/33	721	713,776
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	1,047	1,066,901
Series 2019-01, Class D
3.650%	04/15/25	1,995	2,050,112
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%	07/25/30	66	55,920
Series 2003-02, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
4.643%(c)	06/25/33	120	124,516
Series 2004-02, Class AF3
4.100%(cc)	08/25/35	74	76,488
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.200%)
3.818%(c)	08/25/35	567	570,779
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	11/25/34	470	464,291
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)
4.568%(c)	10/25/33	21	23,054
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
3.143%(c)	07/25/33	561	561,520
Series 2004-06, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
3.968%(c)	07/25/34	12	11,887
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
2.948%(c)	09/25/34	545	542,342
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
2.488%(c)	07/25/35	470	470,515
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	01/25/37	896	882,757
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,741	2,750,048
Series 2019-NPL03, Class A2, 144A
6.170%	03/25/49	500	504,216
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	510	510,445
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	1,000	1,021,212

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	10/25/34	984	$ 967,407
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
6.518%(c)	10/25/34	734	672,229
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	4,680	4,805,231
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,585	1,637,841
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,505	1,527,143
Series 2019-01A, Class D, 144A
3.670%	03/15/24	5,675	5,776,930
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,415	1,448,476
Series 2019-02A, Class C, 144A
2.840%	07/15/24	310	312,571
			152,658,124

Total Asset-Backed Securities (cost $150,330,621)			154,455,394
Bank Loans — 0.2%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 1 Month LIBOR + 5.500%
7.528%(c)	09/06/24	292	274,034
United States — 0.2%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%
4.443%(c)	04/06/24	9	8,823
4.443%(c)	04/06/24	2	2,194
Avaya, Inc.,
Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%
6.328%(c)	12/15/24	61	58,308
6.328%(c)	12/15/24	37	34,784
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	357	358,435
California Resources Corp.,
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.794%(c)	12/31/22	737	660,165
Claire’s Stores,
Term Loan
—%(p)	09/15/38	283	501,568
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.794%(c)	10/29/25^	32	18,974
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	12/01/23	11	11,258
5.294%(c)	12/01/23	27	26,493
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.360%(c)	08/25/23^	108	81,828
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
7.360%(c)	08/25/23^	65	$ 48,856
iHeartCommunications, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	05/01/26	400	402,649
Ii-Vi, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.537%(c)	05/08/26	73	72,900
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	106	106,215
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.104%(c)	12/05/23	551	220,231
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	211	200,450
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.530%(c)	11/06/24	154	153,293
Neiman Marcus Group Ltd.,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
8.557%(c)	10/25/23	96	72,688
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	08/19/22	34	33,247
4.550%(c)	08/19/22	3	2,950
4.550%(c)	08/19/22	3	2,658
4.550%(c)	08/19/22	12	12,013
4.550%(c)	08/19/22	62	61,783
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.000%
6.040%(c)	03/11/22	266	259,748
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	29	28,565
4.794%(c)	02/06/23	18	17,634
4.794%(c)	02/06/23	78	78,259
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.845%(c)	08/14/24	80	78,930
4.845%(c)	08/14/24	19	19,126
4.845%(c)	08/14/24	—(r )	249
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.544%(c)	11/01/24	101	89,466
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.028%(c)	03/09/23	129	121,181
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
3.250%(c)	04/29/26	113	113,051
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 4.000%
6.054%(c)	04/12/24	191	125,577
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/22/25	109	90,992

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.044%(c)	11/30/23	282	$ 268,096
Viskase Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.467%(c)	01/30/21^	43	41,187
5.467%(c)	01/30/21^	51	49,185
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.000%(c)	03/29/21	63	64,574
			4,598,583

Total Bank Loans (cost $5,056,694)			4,872,617
Commercial Mortgage-Backed Securities — 1.6%
United States
BANK,
Series 2019-BN20, Class XA, IO
0.842%(cc)	09/15/61	6,360	439,689
Series 2019-BN21, Class XA
0.997%	10/17/52	15,830	1,126,035
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	736,886
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	197,875
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.078%(c)	06/15/35	3,000	2,984,965
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
3.349%(c)	03/15/37	1,500	1,503,746
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class AS
3.018%	08/10/56	1,320	1,354,891
Series 2019-GC41, Class D, 144A
3.000%	08/10/56	1,010	934,394
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.825%(cc)	07/10/38	154	154,992
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,284,810
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.858%(c)	06/15/33	3,000	2,990,579
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.710%(cc)	01/25/39	8,812	728,318
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.415%(cc)	07/25/23	36,720	395,143
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series K068, Class X3, IO
2.130%(cc)	10/25/44	14,240	$ 1,978,629
Series K072, Class X3, IO
2.206%(cc)	12/25/45	14,160	2,126,240
Series K086, Class X1, IO
0.386%(cc)	11/25/28	34,461	765,748
Series K088, Class X3, IO
2.424%(cc)	02/25/47	10,043	1,821,053
Series K089, Class X3, IO
2.375%(cc)	01/25/46	8,750	1,563,499
Series K090, Class X1, IO
0.853%(cc)	02/25/29	29,522	1,764,991
Series K090, Class X3, IO
2.389%(cc)	02/25/47	9,440	1,720,453
Series K092, Class X3, IO
2.323%(cc)	07/25/29	1,590	281,996
Series K095, Class X1, IO
1.083%(cc)	06/25/29	13,719	1,048,821
Series K723, Class X3, IO
1.983%(cc)	10/25/34	10,000	696,874
Series K729, Class X3, IO
2.036%(cc)	11/25/44	12,650	1,145,163
Series K730, Class X3, IO
2.103%(cc)	02/25/45	11,550	1,107,329
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	9,390	637,570
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.261%(cc)	04/25/46	500	501,250
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,355	1,381,683
Series 2019-K736, Class C, 144A
3.759%(cc)	07/25/26	475	483,279
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.402%(cc)	03/16/49	6,844	78,831
Series 2013-80, Class IO, IO
0.939%(cc)	03/16/52	6,714	382,284
Series 2014-186, Class IO, IO
0.756%(cc)	08/16/54	14,658	660,492
Series 2015-33, Class IO, IO
0.740%(cc)	02/16/56	10,657	504,709
Series 2015-59, Class IO, IO
1.012%(cc)	06/16/56	1,905	106,979
Series 2015-86, Class IO, IO
0.762%(cc)	05/16/52	6,621	310,603
Series 2016-105, Class IO, IO
1.062%(cc)	10/16/57	3,952	268,660
Series 2016-71, Class QI, IO
0.974%(cc)	11/16/57	18,620	1,272,032
Series 2016-96, Class IO, IO
0.976%(cc)	12/16/57	1,402	101,998
Series 2017-148, Class IO, IO
0.656%(cc)	07/16/59	3,487	192,217
Series 2017-171, Class IO, IO
0.697%(cc)	09/16/59	2,174	136,452

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-173, Class IO, IO
1.360%(cc)	09/16/57		3,425	$ 305,282
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59		2,907	179,013
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.464%(cc)	01/15/49		108	107,472
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39		968	563,965
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.144%(cc)	06/11/42		500	532,081
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		1,623	1,655,504
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49		5,851	5,962,845
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		2,424	2,476,579
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	516,747
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.403%(cc)	03/15/45		765	773,474

Total Commercial Mortgage-Backed Securities (cost $50,681,514)				50,945,120
Convertible Bonds — 2.4%
Bermuda — 0.0%
Golar LNG Ltd.,
Sr. Unsec’d. Notes
2.750%	02/15/22		851	741,711
China — 0.3%
Baozun, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24		482	512,695
China Conch Venture Holdings International Ltd.,
Gtd. Notes
3.520%	09/05/23	HKD	6,000	790,303
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
—%(ss)	01/29/21		750	801,735
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes
—%(ss)	02/05/21		750	716,732
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20		485	472,532
1.990%	07/01/25		427	431,096
Harvest International Co.,
Gtd. Notes
—%(ss)	11/21/22	HKD	11,000	1,397,970
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
China (cont’d.)
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes
—%(ss)	07/07/22		250	$ 291,610
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes
0.180%	08/09/21		2,246	2,295,412
Smart Insight International Ltd.,
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	2,000	290,264
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	5,000	686,214
				8,686,563
France — 0.3%
Airbus SE,
Sr. Unsec’d. Notes, EMTN
—%(ss)	06/14/21	EUR	500	607,779
—%(ss)	07/01/22	EUR	900	1,227,513
Archer Obligations SA,
Gtd. Notes
—%(ss)	03/31/23	EUR	1,200	1,699,674
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
—%(ss)	02/16/21		402	1,727,519
Orpea,
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	685	1,209,961
Remy Cointreau SA,
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	779	1,207,909
Safran SA,
Sr. Unsec’d. Notes
—%(ss)	06/21/23	EUR	590	1,076,162
TOTAL SA,
Sr. Unsec’d. Notes, EMTN
0.500%	12/02/22(a)		1,000	1,050,700
				9,807,217
Germany — 0.2%
adidas AG,
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	1,200	1,610,551
Bayer Capital Corp. BV,
Gtd. Notes, 144A
5.625%	11/22/19	EUR	800	708,430
Deutsche Wohnen SE,
Sr. Unsec’d. Notes
0.325%	07/26/24	EUR	1,100	1,269,733
RAG-Stiftung,
Sr. Unsec’d. Notes, EMTN
—%(ss)	02/18/21	EUR	400	438,606
Symrise AG,
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	900	1,161,730
				5,189,050

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Japan — 0.1%
SBI Holdings, Inc.,
Sr. Unsec’d. Notes
—%(ss)	09/13/23	JPY	60,000	$ 578,497
Sony Corp.,
Sr. Unsec’d. Notes
—%(ss)	09/30/22	JPY	169,000	2,132,133
Toray Industries, Inc.,
Sr. Unsec’d. Notes
—%(ss)	08/31/21	JPY	50,000	515,104
				3,225,734
Netherlands — 0.0%
NXP Semiconductors NV,
Sr. Unsec’d. Notes
1.000%	12/01/19		803	873,811
New Zealand — 0.0%
Xero Investments Ltd.,
Gtd. Notes
2.375%	10/04/23		893	1,056,894
Spain — 0.1%
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	900	1,257,687
Switzerland — 0.1%
Glencore Funding LLC,
Gtd. Notes, EMTN
0.390%	03/27/25		800	686,800
Sika AG,
Sr. Unsec’d. Notes
0.150%	06/05/25(a)	CHF	700	773,654
Sub. Notes
3.750%	01/30/22	CHF	600	681,850
STMicroelectronics NV,
Sr. Unsec’d. Notes
—%(ss)	07/03/22		1,200	1,390,716
				3,533,020
United Arab Emirates — 0.0%
DP World PLC,
Sr. Unsec’d. Notes
1.750%	06/19/24		1,000	995,922
United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes
1.000%	04/28/23	GBP	300	459,467
TechnipFMC PLC,
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	800	911,463
Vodafone Group PLC,
Sub. Notes
1.500%	03/12/22	GBP	600	923,979
				2,294,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States — 1.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26	243	$ 905,449
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25(a)	642	734,848
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42	102	341,204
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23	220	361,284
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)	653	641,897
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23(a)	1,283	1,286,267
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20	888	1,327,279
0.900%	09/15/21(a)	1,433	1,661,587
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25	711	650,173
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25	1,073	1,173,594
DexCom, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	12/01/23	348	407,933
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	769	704,562
DocuSign, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/23	620	695,791
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21(a)	687	659,269
Envestnet, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/23	562	605,555
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	03/15/49(a)	750	877,969
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27	449	484,381
1.000%	01/15/25	464	654,820
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23	358	515,145
Fortive Corp.,
Gtd. Notes, 144A
0.875%	02/15/22	851	841,958

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22	604	$ 921,331
Illumina, Inc.,
Sr. Unsec’d. Notes
—%(ss)	08/15/23(a)	608	672,600
0.500%	06/15/21(a)	457	605,492
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26	494	500,871
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	16	11,367
4.000%	11/15/29	23	16,560
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46	748	969,034
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23	620	740,652
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	1,472	1,725,774
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	2,290	2,947,948
New Relic, Inc.,
Sr. Unsec’d. Notes
0.500%	05/01/23	595	563,220
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23	45	33,316
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25	1,005	909,935
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	721	866,965
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23	1,516	1,594,138
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24	658	712,377
QIAGEN NV,
Sr. Unsec’d. Notes
1.000%	11/13/24	800	826,712
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24	439	434,061
ServiceNow, Inc.,
Sr. Unsec’d. Notes
—%(ss)	06/01/22	407	778,985
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22	468	608,736
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	672	$ 722,040
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23	386	429,184
Supernus Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
0.625%	04/01/23(a)	731	676,979
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23	619	506,419
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23	418	697,546
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	06/15/24(a)	822	869,983
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	74	72,169
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22	436	571,544
Wright Medical Group NV,
Sr. Unsec’d. Notes
2.250%	11/15/21	307	358,205
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23	253	334,083
			37,209,191

Total Convertible Bonds (cost $71,599,958)			74,871,709
Corporate Bonds — 8.0%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	645	682,992
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25	500	539,882
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	112	114,940
5.125%	05/15/24	29	30,160
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	250	254,559
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28	490	511,692
6.250%	01/14/21	300	314,634
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34	250	256,647

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25	180	$ 186,643
			2,892,149
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30	250	298,750
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes
7.625%	11/07/24	200	226,590
Belarus — 0.0%
Development Bank of the Republic of Belarus JSC,
Sr. Unsec’d. Notes, 144A
6.750%	05/02/24	200	207,674
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	690	797,018
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.750%	04/15/58	150	175,696
			972,714
Brazil — 0.1%
Cemig Geracao e Transmissao SA,
Gtd. Notes
9.250%	12/05/24	250	289,200
MV24 Capital BV,
Sr. Sec’d. Notes, 144A
6.748%	06/01/34	200	206,310
Petrobras Global Finance BV,
Gtd. Notes
6.900%	03/19/49	400	458,800
Votorantim Cimentos International SA,
Gtd. Notes
7.250%	04/05/41	200	251,400
			1,205,710
Canada — 0.3%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	63	63,401
4.250%	05/15/24(a)	649	667,886
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	245	255,854
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31	284	290,183
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23	91	93,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.700%	08/03/26	115	$ 116,635
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	235	234,706
7.500%	03/15/25(a)	318	317,602
7.875%	04/15/27	423	421,245
Brookfield Finance, Inc.,
Gtd. Notes
3.900%	01/25/28	535	561,632
4.850%	03/29/29	145	164,103
Calfrac Holdings LP,
Gtd. Notes, 144A
8.500%	06/15/26	145	64,525
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33	150	193,444
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
6.125%	09/15/15	40	59,794
Enbridge, Inc.,
Gtd. Notes
4.500%	06/10/44	95	104,156
Encana Corp.,
Gtd. Notes
8.125%	09/15/30	50	64,742
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	523	531,461
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	609	625,504
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	253	262,487
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	30	30,975
7.625%	01/15/25	45	45,619
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	170,997
Intertape Polymer Group, Inc.,
Gtd. Notes, 144A
7.000%	10/15/26	91	94,868
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	106	93,545
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	69	66,585
7.000%	03/31/24	362	349,330
Sec’d. Notes, 144A
6.500%	01/15/25	259	264,180

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	165	$ 169,678
5.000%	05/01/25	92	93,610
5.250%	06/01/27	556	578,713
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35	100	104,306
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	92,138
5.875%	06/01/26	105	112,108
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	14	12,285
6.500%	12/15/21	10	9,718
7.750%	12/15/23	380	369,151
Gtd. Notes, 144A
7.125%	01/15/26(a)	150	138,375
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	122	132,675
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26	150	165,668
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	336	357,840
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.800%	05/15/38	135	189,294
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.750%	05/15/38	45	51,337
6.200%	10/15/37	100	129,366
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	52	54,990
			8,970,669
Cayman Islands — 0.0%
Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes, 144A
2.855%(s)	06/05/34	900	624,375
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29	300	311,628
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
4.375%	02/05/49	200	223,024
Sr. Unsec’d. Notes, 144A
4.375%	02/05/49	200	223,024
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes
5.000%	01/25/47	200	233,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chile (cont’d.)
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26	300	$ 309,753
4.500%	09/14/47	200	215,000
			1,515,429
China — 0.0%
Chinalco Capital Holdings Ltd.,
Gtd. Notes
4.000%	08/25/21	200	201,137
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27	200	210,314
Minmetals Bounteous Finance BVI Ltd.,
Gtd. Notes
4.200%	07/27/26	200	212,471
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes
4.600%	09/12/48	200	247,186
			871,108
Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	200	224,800
5.875%	09/18/23	300	334,050
Empresas Publicas de Medellin ESP,
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	300	315,420
			874,270
Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	550	549,733
Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	02/16/20	83	83,125
4.625%	11/06/20	200	197,750
			280,875
Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22	35	35,525
4.375%	06/12/27	100	104,500
Nordea Bank Abp,
Sub. Notes, 144A
4.875%	05/13/21	550	569,158
			709,183
France — 0.1%
Altice France SA,
Sr. Sec’d. Notes, 144A
6.250%	05/15/24(a)	380	392,160
7.375%	05/01/26	400	428,884

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France (cont’d.)
8.125%	02/01/27	400	$ 441,500
BPCE SA,
Sub. Notes, 144A, MTN
4.625%	07/11/24	200	213,134
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%(ff)	—(rr)	200	210,420
Sub. Notes, 144A
4.750%	11/24/25	210	225,562
Total Capital International SA,
Gtd. Notes
3.461%	07/12/49	145	152,845
			2,064,505
Georgia — 0.0%
Georgian Railway JSC,
Sr. Unsec’d. Notes
7.750%	07/11/22	200	218,660
Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21	150	152,381
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	69	69,126
			221,507
Ghana — 0.0%
Tullow Oil PLC,
Gtd. Notes, 144A
7.000%	03/01/25	200	203,300
Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	300	309,399
King Power Capital Ltd.,
Gtd. Notes
5.625%	11/03/24	200	224,860
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	07/17/27	270	280,184
			814,443
Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
5.710%	11/15/23	300	330,000
6.530%	11/15/28	200	244,416
6.757%	11/15/48	300	388,741
Minejesa Capital BV,
Sr. Sec’d. Notes
4.625%	08/10/30	200	205,207
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	200	211,072
6.150%	05/21/48	200	256,132
			1,635,568
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	1,165	$ 1,218,124
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.125%	10/01/23	257	272,677
5.250%	05/15/24	232	248,426
5.500%	01/15/23	15	16,005
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.500%	02/15/24	170	183,668
			1,938,900
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
2.875%	05/25/22	200	202,644
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	110	141,784
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	452	481,380
6.375%	11/15/33	379	416,900
			1,242,708
Japan — 0.0%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	101,681
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.751%	07/18/39	200	214,517
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	213,322
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
3.040%	07/16/29	280	286,407
			815,927
Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42	200	267,722
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes
4.850%	11/17/27	200	219,061
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
3.875%	04/19/22	400	410,162
4.750%	04/19/27	200	216,380
5.750%	04/19/47	200	234,436
6.375%	10/24/48	250	310,676
			1,658,437

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	175	$ 179,594
7.500%	05/15/26	400	424,996
Altice Luxembourg SA,
Gtd. Notes, 144A
7.750%	05/15/22(a)	273	278,801
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	233	262,591
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.625%	08/01/24(a)	775	795,537
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	644	600,788
Gtd. Notes, 144A
8.500%	10/15/24	416	418,991
9.750%	07/15/25	510	532,695
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	623	647,141
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	101,465
			4,242,599
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, EMTN
4.500%	03/18/45	250	309,584
Mexico — 0.1%
America Movil SAB de CV,
Sr. Unsec’d. Notes
4.375%	04/22/49	200	230,556
Banco Mercantil del Norte SA,
Jr. Sub. Notes
6.875%(ff)	—(rr)	200	200,750
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25	200	209,002
Cometa Energia SA de CV,
Sr. Sec’d. Notes
6.375%	04/24/35	293	311,147
Elementia SAB de CV,
Gtd. Notes
5.500%	01/15/25	250	242,502
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	443	439,412
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22	200	210,750
5.500%	06/27/44	254	217,208
5.625%	01/23/46	400	340,400
6.500%	03/13/27	485	503,915
6.625%	06/15/35	500	488,625
Gtd. Notes, 3 Month LIBOR + 3.650%
5.788%(c)	03/11/22	400	414,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mexico (cont’d.)
Gtd. Notes, 144A
7.690%	01/23/50	100	$ 104,250
			3,912,917
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23	270	289,840
Starfruit Finco BV/Starfruit US Holdco LLC,
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	395	395,494
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	370	380,175
			1,065,509
New Zealand — 0.0%
ANZ New Zealand Int’l Ltd.,
Gtd. Notes, 144A
3.450%	01/21/28	200	212,374
Norway — 0.0%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25	300	315,381
Equinor ASA,
Sr. Unsec’d. Notes
7.250%	09/23/27	160	214,934
			530,315
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes
6.000%	11/18/48	200	252,252
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	229,875
			482,127
Peru — 0.1%
Consorcio Transmantaro SA,
Sr. Unsec’d. Notes
4.375%	05/07/23	200	208,752
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	150	153,750
Nexa Resources Peru SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	200	206,500
Petroleos del Peru SA,
Sr. Unsec’d. Notes
4.750%	06/19/32	600	657,750
5.625%	06/19/47	200	237,500
			1,464,252

A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Russia — 0.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	200	$ 222,860
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	219,125
			441,985
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	200	218,468
Sr. Unsec’d. Notes, EMTN
4.375%	04/16/49	200	218,468
			436,936
Singapore — 0.0%
BOC Aviation Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.375%	09/15/21	300	297,361
South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21	200	201,373
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23	200	205,359
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	285	313,144
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	201,000
			920,876
South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	195	192,075
Spain — 0.0%
AI Candelaria Spain SLU,
Sr. Sec’d. Notes
7.500%	12/15/28	300	340,878
Switzerland — 0.0%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	268,492
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	60	64,111
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.253%	03/23/28	200	218,154
			550,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trinidad & Tobago — 0.0%
Trinidad Petroleum Holdings Ltd.,
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	$ 339,187
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
6.750%	10/31/23	EUR	100	109,859
United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
5.000%	08/01/24		188	195,990
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25		325	276,250
				472,240
United Kingdom — 0.2%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
4.375%	08/15/27		400	411,500
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		50	70,557
Barclays PLC,
Sub. Notes
4.836%	05/09/28(a)		500	522,417
5.088%(ff)	06/20/30		200	208,539
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		50	76,251
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		200	195,250
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.900%	05/25/26		300	317,552
Sub. Notes
4.250%	08/18/25		300	316,735
Ithaca Energy North Sea PLC,
Sr. Unsec’d. Notes, 144A
9.375%	07/15/24		275	286,963
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27		200	157,500
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25		250	262,557
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35		130	145,101
7.000%	08/04/41		120	148,596
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		315	346,621
Sub. Notes
6.125%	12/15/22		315	340,849

A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	$ 322,737
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	250	256,217
5.500%	08/15/26	200	209,810
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24	150	157,944
4.875%	06/19/49	310	345,169
6.150%	02/27/37	75	94,585
			5,193,450
United States — 6.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	290	315,375
4.900%	11/30/46	70	90,303
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	55	56,725
4.450%	05/14/46	115	119,119
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	91	92,706
6.500%	03/01/24	125	130,000
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	605	626,176
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	167	167,000
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	260	275,600
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	550	446,875
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	210	219,450
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	165	144,375
Advanced Drainage Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	09/30/27	36	36,495
AECOM,
Gtd. Notes
5.125%	03/15/27	226	236,961
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25(a)	337	350,059
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	65	86,372
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	329	$ 280,058
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	207,651
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	515	523,777
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	315	274,050
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	122	104,005
7.000%	03/15/27	45	38,475
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	150	193,349
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	113,497
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	280	287,938
6.625%	06/15/24	300	314,250
Gtd. Notes, 144A
7.500%	03/15/26	567	630,787
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	400	420,500
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26	450	478,756
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	92	94,013
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	60	63,694
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	48	50,700
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	50	52,106
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	301	307,584
5.875%	06/01/29	90	97,650
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	140	193,550
Sr. Unsec’d. Notes
4.625%	03/30/25	171	184,039
5.125%	09/30/24	169	184,632
Sub. Notes
5.750%	11/20/25	165	184,803

A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	188	$ 179,192
5.875%	11/15/26	66	59,895
6.125%	05/15/27	104	94,120
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	138	142,313
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	175	182,784
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	93	96,567
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	866	841,102
6.250%	03/15/26(a)	289	275,995
6.500%	04/01/27(a)	620	590,550
6.625%	10/15/22	2	2,025
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	200	205,418
American International Group, Inc.,
Sr. Unsec’d. Notes
4.700%	07/10/35	185	210,767
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29(a)	155	165,432
5.900%	11/01/21	100	107,466
American Tower Trust,
Asset-Backed, 144A
3.070%	03/15/48	100	101,615
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	47	53,668
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	333	335,497
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	430	461,712
5.750%	05/20/27	128	137,920
5.875%	08/20/26	22	24,124
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27(a)	197	214,730
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	91	94,413
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.375%	09/15/24	39	39,829
5.625%	07/01/27	54	56,970
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	100	109,197
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	175	$ 157,447
Gtd. Notes, 144A
5.750%	01/15/28	150	124,500
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	281	246,929
5.375%	11/01/21	38	36,670
5.625%	06/01/23(a)	309	267,285
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	140	144,773
4.650%	01/15/43	60	66,333
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37	125	174,411
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	600	672,741
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	370	384,800
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	225	227,531
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	275	292,875
5.900%	02/01/27	438	490,692
6.750%	01/15/28	84	95,550
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	50	41,750
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	1,070	1,126,361
6.350%	03/15/40	515	653,987
Athene Holding Ltd.,
Sr. Unsec’d. Notes
4.125%	01/12/28	150	154,222
Avaya, Inc., Escrow Shares,
First Lien
7.000%	04/01/19^(a)(d)	245	25
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25(a)	534	548,685
6.375%	04/01/24	355	370,531
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27	94	96,980
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	369	376,841
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	114,544

A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	08/15/46	145	$ 150,553
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	237	226,216
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)	215	234,887
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	1,495	1,553,949
3.864%(ff)	07/23/24	100	105,343
4.078%(ff)	04/23/40	285	318,742
4.330%(ff)	03/15/50	225	265,118
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series G, MTN
3.000%	02/24/25	140	145,745
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	475	533,092
9.250%	04/01/26	168	190,888
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	291	294,637
6.125%	04/15/25(a)	1,076	1,115,005
7.000%	01/15/28	361	388,833
7.250%	05/30/29	72	78,646
9.000%	12/15/25	1,129	1,267,302
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	312	326,461
5.750%	08/15/27	13	14,051
7.000%	03/15/24	604	634,780
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	90	107,352
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	65	66,706
Sec’d. Notes, 144A
5.625%	07/15/27	89	92,115
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	495	511,657
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	80	84,400
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	610	613,233
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	155	170,272
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	92	94,530
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	60	64,119
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.550%	03/01/39	250	$ 295,003
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	220	233,200
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	256	278,938
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27	440	454,616
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	516	443,760
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	280	281,578
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26	85	89,175
3.400%	07/26/29	190	202,943
4.125%	06/15/39	40	45,329
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	185	192,415
3.850%	02/01/25	150	156,857
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	585	587,469
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	181	189,145
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78	165	122,100
Sr. Unsec’d. Notes
5.850%	11/15/43	125	105,840
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	125	134,688
8.000%	04/15/20	88	90,530
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	86	84,710
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	185	191,475
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	245	249,287
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	300	309,143
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	146	138,335

A31

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	88	$ 90,530
5.000%	07/15/27	24	24,900
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	128	131,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	140	142,275
5.750%	01/15/24	345	352,762
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	236	239,590
5.000%	02/01/28	231	238,796
5.125%	05/01/27	420	438,375
5.375%	05/01/25	10	10,375
5.500%	05/01/26	480	502,752
5.750%	02/15/26	3,230	3,414,110
5.875%	04/01/24	649	677,206
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	100	106,375
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	334	345,690
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	148	150,975
5.000%	09/01/23	87	89,210
5.000%	09/01/25	355	368,756
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	9	9,633
Celgene Corp.,
Sr. Unsec’d. Notes
3.900%	02/20/28	165	180,735
4.550%	02/20/48	75	89,496
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	185	189,902
6.125%	02/15/24	125	130,025
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	50	52,313
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27	37	36,908
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	110	144,286
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	370	377,400
6.125%	11/15/23	170	175,950
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	606	628,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	60	$ 62,250
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	135	142,256
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23	35	38,325
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	285	318,730
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)	365	360,437
7.000%	05/15/25(a)	273	257,302
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	375	417,236
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	69	73,219
Sr. Sec’d. Notes
5.250%	10/01/25	64	66,400
Chesapeake Energy Corp.,
Gtd. Notes
7.000%	10/01/24(a)	122	87,535
8.000%	06/15/27(a)	339	230,588
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	325	258,375
Sr. Sec’d. Notes
5.125%	08/01/21	29	28,928
6.250%	03/31/23	277	275,158
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	48	47,880
8.625%	01/15/24(a)	418	431,585
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	219	202,575
8.000%	10/15/25	190	166,250
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	105	137,832
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	116	117,595
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24(a)	164	173,765
5.250%	03/07/25	85	92,650
Sub. Notes
6.125%	03/09/28(a)	186	217,620
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	118	125,375
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	94	95,058

A32

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	70	$ 74,114
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)	235	241,580
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	845	905,128
4.650%	07/23/48	50	61,190
8.125%	07/15/39	42	68,859
Sub. Notes
4.400%	06/10/25	425	457,466
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	410	411,050
2.850%	07/27/26	135	136,365
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	1,117	1,227,203
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	196	204,203
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23(a)	154	155,525
Gtd. Notes, 144A
5.375%	02/01/25	95	90,963
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	35	35,788
5.375%	08/15/24(a)	47	48,175
Gtd. Notes, 144A
5.750%	10/15/25	70	73,675
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	75	76,500
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	45	46,146
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24	240	233,400
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	176	189,165
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	40	36,904
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	57	57,000
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	485	504,400
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	87	92,076
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	200	$ 211,500
3.999%	11/01/49	265	294,312
4.200%	08/15/34	349	398,857
4.250%	01/15/33	150	172,511
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	109	113,088
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	755	683,275
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	80	80,024
8.250%	03/01/27(a)	182	177,166
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	182	187,232
6.000%	03/01/26	677	700,560
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	100	115,505
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	114	95,475
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	352	371,053
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	23	24,372
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	495	451,069
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	255	247,067
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	150	145,500
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	98	102,165
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	250	200,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	155	159,262
6.250%	04/01/23	280	287,350
Gtd. Notes, 144A
5.625%	05/01/27	145	148,036
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	90	93,150

A33

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	100	$ 104,697
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	700	736,680
6.500%	02/01/29	200	222,295
6.625%	10/15/25(a)	400	428,120
Sr. Unsec’d. Notes
5.250%	06/01/24	125	134,375
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25(a)	200	215,040
10.875%	10/15/25	500	566,225
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	45	43,962
4.400%	03/01/43	143	161,373
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26	118	123,605
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	263	229,467
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	676	704,730
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	325	355,935
5.050%	03/25/48	200	226,986
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	166	180,285
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	854	850,644
5.125%	07/15/24	372	378,045
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	170	178,925
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30	130	191,114
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	199	197,010
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	195	198,120
7.125%	06/15/24(a)	130	137,020
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	195	219,293
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25(a)	605	535,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	247	$ 271,354
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	51	47,303
9.250%	03/31/22	169	147,875
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	78	37,830
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	72	74,700
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	135	140,063
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24(a)	145	136,300
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	110	115,111
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	100	122,356
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	88	88,906
5.875%	07/15/22	20	20,800
5.875%	11/15/24(a)	2,050	2,032,062
6.750%	06/01/21	532	559,824
7.750%	07/01/26(a)	520	529,100
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	272	256,360
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	150	181,656
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23(a)	475	505,875
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35	50	68,840
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	590	602,044
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32	24	27,506
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.150%	03/15/59	135	158,954
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	484	478,555

A34

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	49	$ 49,005
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	135	140,208
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	369	372,856
5.750%	09/15/25	310	323,438
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	491	301,155
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	177,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	325	336,482
7.750%	01/15/27	425	473,535
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	225	243,935
6.250%	04/15/49	95	115,371
6.625%	10/15/36	140	169,525
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	171	122,265
Sr. Unsec’d. Notes
4.150%	06/01/25	60	55,650
4.400%	04/01/24	75	72,229
4.850%	07/15/26	45	42,750
5.600%	04/01/44	80	65,400
EnPro Industries, Inc.,
Gtd. Notes
5.750%	10/15/26	245	261,231
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	455	470,925
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	215	222,525
Sec’d. Notes, 144A
6.500%	05/01/27(a)	361	377,245
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	170	196,739
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	343	375,585
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	480	521,391
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)	577	351,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	235	$ 5,875
9.375%	05/01/24	418	11,495
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	625	468,750
8.000%	11/29/24	359	132,830
Equinix, Inc.,
Sr. Unsec’d. Notes
5.875%	01/15/26	410	436,203
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	50	70,802
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	117	117,439
5.250%	05/01/25	490	506,660
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23(a)	566	316,960
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	155	185,300
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	445	445,075
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	131	140,498
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/48	29	35,177
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	109	112,270
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	260	269,073
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	100	131,754
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	124	124,310
3.875%	03/15/23	447	450,352
4.550%	11/14/24	470	481,656
5.400%	11/14/34	8	7,600
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	497	496,950
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	285	300,960
Sr. Unsec’d. Notes
6.875%	01/15/25	111	49,395
7.125%	01/15/23	25	11,063
7.625%	04/15/24	71	31,240
11.000%	09/15/25	150	68,625

A35

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	61	$ 53,070
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25(a)	245	256,331
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22(a)	475	473,219
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	220	231,550
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	340	346,800
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	467	488,724
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	40	40,112
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	74,896
5.550%	01/05/26	45	50,890
5.875%	01/14/38	200	240,477
General Motors Co.,
Sr. Unsec’d. Notes
6.750%	04/01/46	150	171,588
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	94	90,005
6.000%	05/15/23	52	52,195
6.250%	05/15/26	50	48,250
6.750%	08/01/22	20	20,292
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	85	91,890
GEO Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	395	381,072
5.875%	10/15/24	165	141,900
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27	32	32,312
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	90	92,700
Gtd. Notes, 144A
7.000%	08/01/27	140	144,200
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.150%	08/15/49	90	94,961
Globe Life, Inc.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	167,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	200	$ 227,498
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	645	665,781
4.411%(ff)	04/23/39	190	214,588
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	185	221,524
Sub. Notes
4.250%	10/21/25	630	674,165
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	319	314,566
5.000%	05/31/26(a)	310	313,813
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	75	77,719
5.875%	07/15/26(a)	150	156,000
7.000%	05/15/27	273	299,945
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	356	377,538
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	350	363,509
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	35	25,317
6.375%	05/15/25	210	149,100
6.375%	01/15/26	315	220,500
6.625%	05/01/23	10	7,800
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	180	185,292
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(d)	220	19,800
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	100	108,740
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	122,777
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	355	375,057
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	72	59,040
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27	60	62,478
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24	76	79,895

A36

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	113	$ 118,322
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,746	1,907,505
5.625%	09/01/28(a)	239	266,318
5.875%	05/01/23	340	374,000
5.875%	02/15/26	1,744	1,949,443
7.500%	02/15/22	120	132,996
Sr. Sec’d. Notes
5.250%	06/15/26	360	400,866
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.100%	02/15/30	95	94,702
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	164	162,360
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	545	566,800
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(a)	533	531,667
7.125%	08/01/26	315	328,781
Sec’d. Notes, 144A
7.625%	06/01/22	431	448,779
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	92	90,390
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	135	126,225
5.750%	10/01/25	24	22,320
6.250%	11/01/28	125	116,250
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	50	46,875
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	129	134,160
5.750%	09/01/23	60	61,602
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	349	366,450
Gtd. Notes, 144A
4.875%	01/15/30	107	112,976
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	94	99,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	527	542,810
4.875%	04/01/27(a)	132	139,029
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	101	$ 105,419
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	317	324,925
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	80	86,837
Sr. Sec’d. Notes
5.250%	08/01/26	200	214,000
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	50	53,602
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.250%	02/01/22	81	83,106
6.375%	12/15/25	133	139,851
6.750%	02/01/24	64	66,560
Gtd. Notes, 144A
4.750%	09/15/24	125	124,875
6.250%	05/15/26	138	144,728
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	236	254,802
Sr. Sec’d. Notes
6.375%	05/01/26	50	53,583
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/15/99^	528	—
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.770%(cc)	12/21/65	215	147,159
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.020%(cc)	12/21/65	275	191,702
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,012	1,028,445
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	195	198,412
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	410	432,354
3.500%	05/15/29	400	429,290
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	100	114,122
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)	495	549,485
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	175	191,732

A37

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	490	$ 513,275
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	233	234,165
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	288	290,880
Gtd. Notes, 144A
4.875%	09/15/27(a)	512	523,612
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	120	126,800
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	95	100,581
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	542	553,517
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	303	313,605
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	454	472,986
6.750%	02/15/28	361	399,807
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	435	482,841
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	228	241,675
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	390	391,474
4.875%	12/15/27	15	14,850
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	129,941
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	100	109,469
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	46	47,891
Kansas City Power & Light Co.,
Sr. Sec’d. Notes
5.300%	10/01/41	130	168,237
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	62,582
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	435	448,754
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28(a)	255	276,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	300	$ 319,894
5.000%	06/04/42	100	103,098
Kroger Co. (The),
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	75	99,241
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	180	152,703
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	255	265,837
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	101	105,126
5.250%	10/01/25	82	83,845
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	13	13,341
5.750%	02/01/26(a)	150	158,587
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	8	7,520
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	69,375
5.000%	06/15/27	25	26,750
5.250%	06/01/26	205	221,656
5.875%	11/15/24	75	83,063
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	62,391
5.375%	01/15/24	188	191,732
5.375%	05/01/25	816	845,205
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22	240	240,960
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	66	87,450
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	300	374,804
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.350%	03/01/48	75	81,543
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42	50	57,708
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	470	502,537
4.550%	04/05/49(a)	120	138,112
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	182	189,280

A38

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	335	$ 343,794
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	115	135,754
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	70	20,671
5.625%	10/15/23(a)	395	130,350
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	56,201
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	22	22,220
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	551	593,702
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	125	127,248
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	262	243,335
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	90	110,346
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	130	164,874
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	230	233,450
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	97	97,184
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	1,123	1,171,783
Sr. Unsec’d. Notes
2.350%	08/15/21	150	145,875
3.150%	03/15/23	203	191,835
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24(a)	847	870,250
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	70	83,168
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	247	297,250
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	165	186,084
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	275	$ 279,469
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	265	290,506
Gtd. Notes, 144A
5.750%	02/01/27(a)	87	97,684
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	330	344,068
5.750%	06/15/25(a)	873	961,653
6.000%	03/15/23	620	683,054
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	215	254,987
4.200%	11/03/35	300	358,836
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	77	81,043
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	100	107,203
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	300	317,653
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	515	542,900
4.300%	01/27/45	150	173,587
Sub. Notes, MTN
5.000%	11/24/25	350	392,206
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.875%	11/15/41	165	162,979
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	616	567,490
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	170	176,216
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	92	95,680
Mylan NV,
Gtd. Notes
3.950%	06/15/26	165	170,497
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	50	50,516
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	295	218,300
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	100	104,684

A39

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)	202	$ 210,585
9.125%	07/15/26	96	102,240
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22	100	100,000
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	135	139,725
6.125%	09/01/29	135	142,297
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	599	173,710
8.750%	10/25/24	328	96,779
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	159	89,193
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	75	75,979
4.875%	04/15/28(a)	445	452,765
5.875%	11/15/28	150	162,945
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	222	231,435
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40	225	279,974
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	100	101,500
7.750%	06/15/26	18	18,360
8.000%	05/01/31	224	226,240
8.700%	05/01/30	284	297,135
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	161	146,510
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	100	117,471
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	150	155,923
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24	50	55,157
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	435	452,770
6.125%	02/15/22	55	55,688
Nexstar Escrow, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	07/15/27	103	107,893
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	145	149,350
4.250%	09/15/24	48	49,500
4.500%	09/15/27	48	49,080
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	74	$ 73,075
5.500%	10/01/21(a)	150	150,562
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	335	335,938
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40	135	177,989
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	110	122,519
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40	97	42,195
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52	54	59,008
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
8.500%	05/15/23	84	86,076
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	150	153,940
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	160	167,920
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	254,469
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	50	29,375
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	170	177,650
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	135	146,252
7.250%	05/15/26	240	262,860
Gtd. Notes, 144A
5.250%	06/15/29	180	193,554
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	190	200,925
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	75	79,219
6.000%	06/01/26	75	81,173
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	202	188,365
6.875%	01/15/23(a)	220	201,300
Gtd. Notes, 144A
6.250%	05/01/26(a)	455	368,550

A40

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.300%	08/15/39	140	$ 143,978
7.150%	05/15/28	350	434,417
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	140	134,050
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.600%	02/01/20	100	100,223
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	75	103,882
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	200	207,121
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	60	59,605
4.450%	09/01/49	155	154,608
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/27	645	683,189
3.800%	11/15/37	180	195,968
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26	80	84,348
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	184	189,290
Gtd. Notes, 144A
5.000%	08/15/27	93	97,613
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	300	317,379
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	219	230,497
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	300	274,875
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	285	289,192
5.375%	01/15/25	90	91,125
5.625%	10/15/27	45	46,463
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	100	103,126
7.250%	06/15/25	121	125,386
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	63	64,575
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24	8	7,980
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	38	$ 38,190
6.375%	03/31/25	60	59,288
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	429	448,670
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.200%	04/01/27	300	319,236
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	100	137,777
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	76	79,990
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	695	653,300
8.875%	06/01/25	120	113,700
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	492	490,770
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.900%	03/15/39	200	223,276
PGT Escrow Issuer, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	155	167,012
Phillips 66,
Gtd. Notes
3.900%	03/15/28	85	91,721
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29	160	157,675
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	358	370,530
5.875%	09/30/27	88	94,512
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	—(rr)	55	51,808
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	375	375,937
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	234	199,325
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26(a)	453	469,806
5.500%	12/15/29	92	95,910
5.750%	03/01/27	520	551,304
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	116,413

A41

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	250	$ 260,000
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	195	205,003
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	570	593,541
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	54	50,086
5.625%	03/01/26(a)	123	106,124
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	296	312,650
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	51,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	115	118,680
5.750%	05/01/25	252	259,875
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33	174	174,100
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	259	238,254
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	100	103,000
4.875%	03/15/27	81	82,013
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	310	255,750
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	134	147,902
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	133	142,641
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	183	96,990
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20	518	519,561
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	635	503,777
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	40	43,928
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	66	67,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	340	$ 346,800
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37	50	65,044
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	325	336,375
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	125	132,307
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	133	138,320
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	463	477,723
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	150	157,500
6.000%	10/15/23	360	371,340
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	165	170,775
7.250%	03/15/26	74	80,105
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	11/15/23	114	116,565
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	200	200,623
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	40	42,750
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	692,250
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27	220	229,625
7.500%	04/01/27	260	317,850
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	270	278,585
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29	85	83,161
3.250%	09/13/49	110	107,469
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22(a)	150	152,899
Gtd. Notes, 144A
5.625%	08/01/24	634	652,227
5.875%	03/15/26	12	12,555
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	73	75,689

A42

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.375%	04/15/25	926	$ 959,567
5.375%	07/15/26	455	477,686
5.500%	07/01/29	171	182,542
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	294	304,290
5.500%	04/15/27	44	46,914
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	115	103,213
5.625%	06/01/25(a)	250	214,325
6.625%	01/15/27	83	71,588
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	121	127,912
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	140	141,414
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36	150	180,193
First Ref. Mortgage, Series C
4.125%	03/01/48	125	135,681
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41	100	128,871
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	142	199,895
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	267	234,955
7.500%	04/01/26	35	30,538
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	38	48,164
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	530	553,050
6.125%	12/15/24	390	404,722
Gtd. Notes, 144A
5.000%	10/01/29	24	24,420
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23(a)	253	269,445
6.125%	05/15/22	135	144,113
6.125%	03/15/24	325	349,781
6.875%	03/15/25	50	55,094
7.125%	03/15/26	345	382,717
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,270	1,566,481
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	115	123,947
7.250%	09/15/21	181	193,145
7.625%	02/15/25	2,681	2,949,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
7.625%	03/01/26	30	$ 33,113
7.875%	09/15/23(a)	483	530,556
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	325	335,562
SRC Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	12/01/25	16	15,840
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	269	281,112
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	690	713,225
5.000%	02/15/27	25	25,883
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	593	610,968
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	415	426,412
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	139	141,057
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	65	65,650
5.000%	12/15/26	55	57,613
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	25	25,438
Gtd. Notes, 144A
5.125%	06/01/25	115	117,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	57	52,013
5.750%	04/15/25	114	96,239
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	19	19,499
5.500%	02/15/26	112	116,891
5.875%	03/15/28	22	23,348
6.000%	04/15/27	145	154,422
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	139	140,531
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	90	89,550
5.500%	01/15/28(a)	140	136,836
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	111	114,147
5.875%	04/15/26	18	19,075
6.750%	03/15/24	975	1,010,344
Gtd. Notes, 144A
6.500%	07/15/27	54	58,919

A43

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	$ 264,293
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	186,477
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	432	298,512
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	55	56,650
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	109	113,633
5.250%	06/15/24	60	61,800
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	477	497,272
5.625%	10/15/23	470	483,512
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	310	314,278
Sec’d. Notes, 144A
6.250%	02/01/27(a)	570	593,683
Sr. Sec’d. Notes
4.625%	07/15/24	278	285,709
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	57	58,635
4.875%	01/01/26	1,410	1,447,012
5.125%	11/01/27	211	218,037
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	755	792,886
7.000%	08/01/25	45	45,563
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	228	237,120
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	350	286,125
5.375%	12/15/24	25	21,750
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	405	415,631
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	163	167,482
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	76	77,520
5.000%	01/31/28	115	119,600
6.625%	06/15/25	10	10,540
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^	165	17
Notes, 144A
5.000%	10/10/99^	725	363
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	$ 186,644
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	130	179,815
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	621	639,195
4.750%	02/01/28(a)	286	299,299
6.375%	03/01/25	173	179,221
6.500%	01/15/26	1,100	1,182,709
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
4.500%	02/01/26^	58	—
4.750%	02/01/28^	183	—
6.375%	03/01/25^	1,193	—
6.500%	01/15/24^	160	—
6.500%	01/15/26^	980	—
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	80	109,027
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	484	519,695
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	84	80,850
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	472	472,879
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	50	51,728
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	188	190,607
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	129	134,160
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	178	180,416
Transocean, Inc.,
Gtd. Notes
7.500%	04/15/31	82	57,810
9.350%	12/15/41	136	99,280
Gtd. Notes, 144A
7.250%	11/01/25	104	91,650
9.000%	07/15/23(a)	119	122,273
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	255	264,562
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	185	188,237

A44

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	599	$ 581,779
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25	95	95,860
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	26	24,590
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	120	114,300
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	134	140,700
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.875%	08/15/34	70	82,570
Ultra Resources, Inc.,
Sec’d. Notes, Cash coupon 9.000% and PIK 2.000%
11.000%	07/12/24	528	73,908
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	114	86,355
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	155	162,920
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	331	344,141
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	126	132,615
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	445	466,418
5.500%	05/15/27	310	328,600
6.500%	12/15/26(a)	880	958,760
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	345	373,042
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	113	94,920
6.875%	08/15/25(a)	59	53,248
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	75	82,528
3.950%	08/16/25	430	471,088
4.500%	06/01/42	75	89,816
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	160	166,558
3.750%	07/15/25	100	107,523
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23(a)	205	198,081
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	128	$ 130,080
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	46	47,725
Gtd. Notes, 144A
6.875%	09/01/27	18	18,585
Valaris PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	179	76,075
7.750%	02/01/26	12	6,422
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	40,870
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	205	172,712
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	985	1,107,579
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	176	169,620
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	320	332,200
6.250%(ff)	02/28/57	124	133,672
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	374	408,824
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	550	511,500
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	136	142,283
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	130	134,238
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	127	133,097
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	213	203,334
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	195	191,587
Walt Disney Co. (The),
Gtd. Notes, 144A
9.500%	07/15/24	200	263,645
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	175	187,250

A45

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	148	$ 154,105
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	1,005	1,049,145
Sub. Notes, MTN
4.400%	06/14/46	59	66,249
4.750%	12/07/46	66	77,917
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29	285	310,734
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	91	93,958
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	232	238,670
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	121	115,559
6.250%	04/01/23	20	15,400
6.625%	01/15/26(a)	485	327,375
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(a)(d)	905	488,700
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	141	143,468
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	45,968
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	184	193,200
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	15	16,875
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24	40	43,100
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	90	94,950
5.750%	04/01/27	51	55,080
6.350%	10/01/25	86	95,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	776	816,973
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29	87	91,167
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	52	71,924
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	136	138,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	302	$ 311,815
6.500%	06/15/22	181	184,529
6.750%	08/15/24	324	351,540
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	93	96,037
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	376	385,870
6.375%	05/15/25(a)	459	472,678
			201,190,418
Venezuela — 0.0%
Petroleos de Venezuela SA,
First Lien
8.500%	10/27/20	75	25,125
Sr. Unsec’d. Notes
5.375%	04/12/27(d)	490	39,200
9.000%	11/17/21(d)	90	7,200
			71,525

Total Corporate Bonds (cost $251,059,224)			253,790,408
Municipal Bond — 0.0%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	247,929
(cost $195,000)
Residential Mortgage-Backed Securities — 4.7%
Bermuda — 0.1%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	3,114	3,116,131
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	400	401,531
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	04/25/29	980	998,443
			4,516,105
United States — 4.6%
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
4.375%(cc)	04/25/35	738	748,610
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	1,189	1,210,041
Series 2004-27CB, Class A1
6.000%	12/25/34	458	445,671

A46

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2004-32CB, Class 2A5
5.500%	02/25/35	351	$ 361,643
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,176	1,166,418
Series 2005-J1, Class 6A1
5.000%	02/25/20	6	5,684
Series 2005-J3, Class 3A1
6.500%	09/25/34	9	8,474
Arroyo Mortgage Trust,
Series 2019-01, Class A1, 144A
3.805%(cc)	01/25/49	438	447,916
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	64	63,313
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,440	1,129,950
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-02, Class 11A
5.000%(cc)	05/25/34	332	364,791
Series 2004-09, Class 22A1
4.453%(cc)	11/25/34	213	220,184
Series 2005-06, Class 1A1
4.436%(cc)	08/25/35	187	171,563
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
2.418%(c)	10/25/34	183	155,651
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR x (1.000) + 5.000% (Cap 5.000%, Floor 0.000%)
2.982%(c)	09/25/35	1,588	141,621
CHL Mortgage Pass-Through Trust,
Series 2004-22, Class A3
4.241%(cc)	11/25/34	1,637	1,653,378
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.018%(c)	02/25/49	3,248	3,286,769
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
2.994%(c)	08/25/49	2,320	2,316,598
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	269	273,125
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	368	379,963
Series 2006-04, Class 2A1A
6.000%	12/25/35	990	1,003,709
Colt Funding LLC,
Series 2019-04, Class A1, 144A
2.579%	11/25/49	3,274	3,273,976
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
4.468%(c)	07/25/31	1,850	1,866,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
4.318%(c)	08/25/31	3,000	$ 3,015,388
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	07/25/39	2,000	2,004,812
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	160	165,821
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
2.698%(c)	02/25/35	316	305,907
Series 2004-J3, Class A7
5.500%	05/25/34	83	85,125
Series 2005-31, Class 3A1
4.385%(cc)	01/25/36	557	552,533
Series 2005-HYB1, Class 4A1
4.355%(cc)	03/25/35	216	218,939
Series 2005-HYB3, Class 2A2A
4.149%(cc)	06/20/35	900	921,067
Series 2006-10, Class 1A11
5.850%	05/25/36	112	87,824
Series 2006-15, Class A1
6.250%	10/25/36	156	124,869
Series 2006-18, Class 2A7
6.000%	12/25/36	216	183,314
Series 2006-HYB1, Class 2A2C
3.772%(cc)	03/20/36	652	612,243
Series 2006-HYB2, Class 2A1B
4.143%(cc)	04/20/36	1,145	1,063,214
Series 2007-02, Class A16
6.000%	03/25/37	599	497,333
Series 2007-09, Class A11
5.750%	07/25/37	976	810,599
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	117	74,077
Deephaven Residential Mortgage Trust,
Series 2018-04A, Class B2, 144A
6.125%(cc)	10/25/58	1,400	1,456,117
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	838,836
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
2.348%(c)	02/25/36	4,096	3,999,028
Fannie Mae Connecticut Avenue Securities,
Series 2016-C06, Class 1M2, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
6.268%(c)	04/25/29	3,000	3,206,637
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
6.368%(c)	05/25/29	3,715	3,915,979
Series 2017-C07, Class 2M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
4.518%(c)	05/25/30	2,500	2,538,588

A47

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
4.268%(c)	07/25/30	2,000	$ 2,018,480
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.218%(c)	08/25/30	3,000	3,021,493
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
4.368%(c)	01/25/31	750	758,509
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	03/25/31	1,500	1,505,460
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	153	183,676
Series 2002-T19, Class A2
7.000%	07/25/42	268	312,864
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	1,649	104,870
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	637	707,243
Series 2003-W10, Class 3A5
4.299%	06/25/43	431	458,997
Series 2004-W11, Class 1A1
6.000%	05/25/44	382	447,642
Series 2004-W11, Class 1PO, PO
5.110%	05/25/44	278	224,880
Series 2004-W12, Class 1A2
6.500%	07/25/44	241	273,890
Series 2004-W12, Class 1PO, PO
2.210%	07/25/44	351	318,644
Series 2009-W01, Class A
6.000%	12/25/49	169	193,384
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	178	200,524
Series 2003-49, Class YC
4.000%	06/25/23	78	79,672
Series 2003-78, Class B
5.000%	08/25/23	208	215,769
Series 2004-35, Class AZ
4.500%	05/25/34	373	401,219
Series 2004-70, Class EB
5.000%	10/25/24	34	35,081
Series 2006-08, Class FH, 1 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
2.268%(c)	03/25/36	556	551,219
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.205%(c)	12/25/36	45	44,571
Series 2006-44, Class P, PO
2.240%	12/25/33	39	35,502
Series 2006-77, Class PC
6.500%	08/25/36	59	66,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1.000) + 6.450% (Cap 6.450%, Floor 0.000%)
4.432%(c)	12/25/37	459	$ 91,286
Series 2008-85, Class EB
5.000%	09/25/28	36	38,295
Series 2011-52, Class GB
5.000%	06/25/41	372	414,873
Series 2011-84, Class PZ
5.250%	09/25/41	458	540,435
Series 2012-13, Class JP
4.500%	02/25/42	150	156,874
Series 2012-16, Class GC
2.500%	11/25/41	1,895	1,916,992
Series 2012-79, Class TP
6.500%	07/25/42	97	109,107
Series 2013-04, Class AJ
3.500%	02/25/43	408	434,965
Series 2013-083, Class CA
3.500%	10/25/37	198	200,195
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,228	72,958
Series 2013-133, Class NA
3.000%	05/25/36	421	427,737
Series 2013-31, Class NC
3.000%	04/25/43	554	577,348
Series 2014-03, Class AM
2.500%	01/25/32	214	215,565
Series 2014-46, Class TG
3.000%	12/25/40	660	672,513
Series 2014-58, Class CV
3.000%	10/25/27	637	655,339
Series 2014-67, Class GA
3.000%	10/25/39	367	371,884
Series 2014-85, Class GA
3.000%	11/25/40	1,675	1,704,550
Series 2016-59, Class CA
3.500%	09/25/43	884	926,249
Series 2016-95, Class UH
3.500%	02/25/45	1,726	1,815,588
Series 2017-14, Class DA
3.000%	02/25/45	935	963,624
Series 2017-69, Class HA
3.000%	06/25/46	1,323	1,362,810
Series 2019-17, Class JA
3.500%	01/25/47	2,951	3,065,608
Fannie Mae Trust,
Series 2003-W03, Class 2A5
5.356%	06/25/42	182	203,394
Series 2003-W06, Class 1A41
5.398%	10/25/42	326	363,128
Series 2003-W6, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
2.495%(c)	09/25/42	363	359,013
Series 2004-W1, Class 1A7
5.681%	11/25/43	600	659,780

A48

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2004-W9, Class 1PO, PO
3.420%	02/25/44	353	$ 305,996
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	519	598,979
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	164	180,676
Series 2768, Class PK
5.000%	03/15/34	117	126,503
Series 2846, Class GB
5.000%	08/15/24	261	275,877
Series 2877, Class PB
5.500%	10/15/34	646	710,544
Series 2902, Class QG
5.500%	12/15/34	125	140,816
Series 3158, Class NE
5.500%	05/15/36	139	156,955
Series 3187, Class Z
5.000%	07/15/36	278	305,580
Series 3443, Class PT
6.500%	03/15/37	442	507,422
Series 3703, Class DY
4.000%	08/15/30	1,020	1,077,600
Series 3704, Class DC
4.000%	11/15/36	100	102,712
Series 3737, Class PA
2.000%	04/15/40	399	398,415
Series 3816, Class HN
4.500%	01/15/41	485	534,852
Series 3819, Class JP
4.000%	08/15/39	14	13,502
Series 3827, Class BM
5.500%	08/15/39	197	202,147
Series 3920, Class LP
5.000%	01/15/34	229	256,382
Series 4054, Class HI, IO
3.000%	05/15/26	980	38,266
Series 4168, Class JA
3.500%	02/15/43	41	40,709
Series 4279, Class JA
3.000%	02/15/37	374	381,015
Series 4374, Class NC
3.750%	02/15/46	267	270,642
Series 4454, Class DA
3.000%	01/15/41	371	377,362
Series 4494, Class KA
3.750%	10/15/42	4,435	4,603,619
Series 4565, Class DM
3.000%	02/15/42	627	638,388
Series 4566, Class CA
3.000%	01/15/43	455	467,456
Series 4572, Class LD
2.000%	08/15/45	2,100	2,090,683
Series 4631, Class G
2.500%	07/15/45	838	849,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 4727, Class PH
3.500%	03/15/46	865	$ 899,865
Series 4800, Class PA
3.500%	07/15/43	1,911	1,949,135
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	552	582,388
Series 304, Class C32, IO
3.000%	12/15/27	844	55,506
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
7.168%(c)	11/25/28	980	1,064,816
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
5.568%(c)	08/25/29	500	525,052
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.907%(c)	09/25/49	3,000	2,999,993
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	488	545,622
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
2.843%(c)	01/25/34	1,189	1,188,938
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	4,000	3,999,630
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	290	299,841
Series 2004-19, Class KE
5.000%	03/16/34	575	632,429
Series 2005-03, Class QB
5.000%	01/16/35	201	217,579
Series 2008-38, Class BG
5.000%	05/16/38	299	334,002
Series 2011-22, Class WA
5.890%(cc)	02/20/37	244	278,772
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1.000) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	5,091	13,135
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
2.659%(c)	04/20/60	17	17,259
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.569%(c)	12/20/62	574	572,322
Series 2013-184, Class KZ
2.500%	12/20/43	770	713,098
Series 2013-H04, Class BA
1.650%	02/20/63	316	314,531
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	02/20/62	43	42,842

A49

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.345%(cc)	12/25/34	148	$ 150,960
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.310%)
2.638%(c)	09/25/34	720	721,814
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.630%)
2.963%(c)	10/25/34	152	147,829
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.380%)
2.778%(c)	01/25/35	698	706,984
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
2.718%(c)	03/25/35	533	515,190
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
2.558%(c)	05/25/35	185	184,297
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.350%)
2.718%(c)	02/25/36	1,094	1,067,743
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 1.500%)
4.268%(c)	05/25/37	846	819,665
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 12A3, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.190%)
2.208%(c)	06/25/37	78	77,542
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
4.429%(cc)	12/25/34	164	168,646
Series 2005-A3, Class 4A1
4.854%(cc)	06/25/35	80	82,761
Series 2005-A8, Class 2A3
4.161%(cc)	11/25/35	176	170,004
Series 2006-S2, Class 2A1
5.000%	06/25/21	16	15,172
Series 2007-A1, Class 3A2
4.508%(cc)	07/25/35	425	435,805
Series 2007-S3, Class 2A3
6.000%	08/25/22	100	99,668
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,425	1,440,696
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.734%(cc)	11/21/34	131	134,458
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	500	514,273
Series 2005-03, Class 4A1
5.500%	03/25/20	3	2,817
Series 2005-06, Class 1A2
5.500%	12/25/35	412	393,349
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	147	$ 150,372
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780% (Cap 11.750%, Floor 0.390%)
2.798%(c)	03/25/28	140	140,981
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
2.658%(c)	10/25/28	163	162,859
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
2.518%(c)	05/25/29	165	164,212
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
4.269%(cc)	07/25/34	103	104,596
Series 2004-5AR, Class 4A
4.765%(cc)	07/25/34	271	273,020
Series 2006-07, Class 1A
5.000%	06/25/21	72	61,969
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.330%)
2.678%(c)	05/25/35	243	244,458
New Residential Mortgage Loan Trust,
Series 2019-NQM04, Class M1, 144A
2.986%(cc)	09/25/59	2,900	2,864,987
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.210% (Cap 12.000%, Floor 0.210%)
2.228%(c)	04/25/36	180	172,448
RALI Series Trust,
Series 2006-QH1, Class A1, 1 Month LIBOR + 0.190% (Cap 10.000%, Floor 0.190%)
2.208%(c)	12/25/36	1,824	1,800,216
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	246	255,380
Residential Funding Mortgage Securities I,
Series 2005-S9, Class A5
5.750%	12/25/35	146	148,565
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
2.244%(c)	07/20/36	413	401,280
Series 2018-02, Class A4, 144A
3.500%(cc)	02/25/48	1,221	1,236,475
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	1,981	1,993,041
STACR Trust,
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.418%(c)	02/25/47	1,200	1,225,802

A50

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Starwood Mortgage Residential Trust,
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	1,912	$ 1,916,432
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
4.406%(cc)	07/25/34	287	289,963
Series 2004-12, Class 9A
4.216%(cc)	09/25/34	381	389,294
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
2.388%(c)	07/25/34	277	281,985
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
2.757%(c)	01/19/34	432	426,973
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
2.757%(c)	03/19/34	453	449,625
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.280%(cc)	09/25/33	235	239,166
Toorak Mortgage Corp. Ltd.,
Series 2019-01, Class A1, 144A
4.458%	03/25/22	3,650	3,708,950
Verus Securitization Trust,
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	167	169,017
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	280	283,369
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
2.858%(c)	07/25/45	1,667	1,677,160
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
2.568%(c)	07/25/44	1,347	1,384,025
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR3, Class A2
4.423%(cc)	03/25/35	303	309,232
Series 2005-AR7, Class A3
4.270%(cc)	08/25/35	157	159,624
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810% (Cap N/A, Floor 0.810%)
3.293%(c)	12/25/46	889	895,504
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
4.761%(cc)	06/25/33	81	82,964
Series 2003-H, Class A1
4.764%(cc)	09/25/33	44	44,768
Series 2003-N, Class 2A1
4.692%(cc)	12/25/33	224	230,710
Series 2004-DD, Class 2A6
5.006%(cc)	01/25/35	308	319,834
Series 2004-R, Class 2A1
4.743%(cc)	09/25/34	123	127,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2004-W, Class A1
4.843%(cc)	11/25/34		224	$ 229,729
Series 2005-AR04, Class 2A2
5.088%(cc)	04/25/35		96	97,695
Series 2006-02, Class 1A12
5.750%	03/25/36		161	161,143
Series 2006-AR6, Class 7A1
4.819%(cc)	03/25/36		209	214,719
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
2.518%(c)	06/25/37		46	40,009
				144,132,377

Total Residential Mortgage-Backed Securities (cost $146,967,451)				148,648,482
Sovereign Bonds — 1.4%
Albania — 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes
3.500%	10/09/25	EUR	100	116,898
Angola — 0.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		200	207,000
9.375%	05/08/48		400	421,578
9.500%	11/12/25		200	224,538
				853,116
Argentina — 0.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
6.625%	07/06/28		150	62,250
6.875%	04/22/21		300	147,003
6.875%	01/26/27		177	74,165
6.875%	01/11/48		256	107,523
7.625%	04/22/46		400	173,404
8.280%	12/31/33		561	274,799
				839,144
Armenia — 0.0%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		200	195,869
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes
3.500%	09/01/32		200	193,755
4.750%	03/18/24		200	211,540
				405,295
Bahrain — 0.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
6.000%	09/19/44		200	196,298

A51

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bahrain (cont’d.)
6.125%	08/01/23		200	$ 215,756
7.000%	10/12/28		400	448,478
				860,532
Bolivia — 0.0%
Bolivian Government International Bond,
Sr. Unsec’d. Notes
4.500%	03/20/28		200	189,800
Brazil — 0.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28		298	316,628
5.000%	01/27/45		200	207,160
				523,788
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		400	424,204
5.200%	05/15/49		500	603,750
				1,027,954
Costa Rica — 0.0%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/30/25		308	294,143
5.625%	04/30/43		200	173,752
7.158%	03/12/45		200	200,002
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21		200	205,502
				873,399
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.000%	01/26/24		450	517,801
Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.875%	04/18/24		450	475,317
5.950%	01/25/27		500	540,630
6.500%	02/15/48		250	268,752
6.875%	01/29/26		200	225,502
7.450%	04/30/44		300	355,503
Sr. Unsec’d. Notes, 144A
9.750%	06/05/26	DOP	24,000	470,760
				2,336,464
Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
7.950%	06/20/24		200	204,002
9.650%	12/13/26		300	314,628
10.750%	03/28/22		400	435,500
10.750%	01/31/29		500	540,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador (cont’d.)
Sr. Unsec’d. Notes, 144A
9.500%	03/27/30		400	$ 404,600
				1,898,735
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/11/25		300	306,750
7.903%	02/21/48		300	301,460
Sr. Unsec’d. Notes, EMTN
4.750%	04/16/26	EUR	100	111,586
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		400	429,355
8.500%	01/31/47		300	317,311
				1,466,462
El Salvador — 0.1%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
5.875%	01/30/25		250	257,190
6.375%	01/18/27		100	103,751
7.375%	12/01/19		300	300,750
7.750%	01/24/23		250	272,502
8.625%	02/28/29		180	209,477
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		150	152,625
				1,296,295
Ethiopia — 0.0%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		400	416,209
Gabon — 0.0%
Gabon Government International Bond,
Bonds
6.375%	12/12/24		500	491,625
Sr. Unsec’d. Notes
6.950%	06/16/25		200	198,852
				690,477
Ghana — 0.0%
Ghana Government International Bond,
Sr. Unsec’d. Notes
7.625%	05/16/29		200	199,866
7.875%	08/07/23		450	492,012
8.627%	06/16/49		300	299,100
				990,978
Guatemala — 0.0%
Guatemala Government Bond,
Sr. Unsec’d. Notes
4.500%	05/03/26		200	205,960
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		300	316,980
				522,940

A52

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Honduras — 0.0%
Honduras Government International Bond,
Sr. Unsec’d. Notes
6.250%	01/19/27	200	$ 216,252
Hungary — 0.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24	750	846,720
5.750%	11/22/23	300	340,018
			1,186,738
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	200	212,819
6.750%	01/15/44	400	574,235
			787,054
Iraq — 0.0%
Iraq International Bond,
Sr. Unsec’d. Notes
5.800%	01/15/28	300	292,117
Ivory Coast — 0.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.375%	07/23/24	200	204,752
5.750%	12/31/32	440	431,565
6.125%	06/15/33	200	192,520
			828,837
Jamaica — 0.0%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28	300	355,875
7.875%	07/28/45	200	261,502
8.000%	03/15/39	200	261,752
			879,129
Kenya — 0.0%
Kenya Government International Bond,
Sr. Unsec’d. Notes
6.875%	06/24/24	450	474,483
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32	300	314,140
			788,623
Lebanon — 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes
6.650%	04/22/24	400	269,000
6.850%	03/23/27	329	212,619
7.000%	03/23/32	20	12,960
7.250%	03/23/37	96	62,304
Sr. Unsec’d. Notes, EMTN
8.250%	04/12/21	150	127,500
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19	300	297,000
6.600%	11/27/26	40	25,810
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Lebanon (cont’d.)
6.650%	11/03/28		292	$ 187,768
6.650%	02/26/30		70	45,328
				1,240,289
Macedonia — 0.0%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes
2.750%	01/18/25	EUR	450	528,217
Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.600%	02/10/48		600	641,256
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		50	57,438
				698,694
Mongolia — 0.0%
Mongolia Government International Bond,
Sr. Unsec’d. Notes, EMTN
8.750%	03/09/24		300	335,269
Namibia — 0.0%
Namibia International Bonds,
Sr. Unsec’d. Notes
5.250%	10/29/25		200	201,866
Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.143%	02/23/30		300	306,750
7.625%	11/21/25		200	219,569
7.696%	02/23/38		200	203,388
8.747%	01/21/31		200	224,290
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		200	202,136
Nigeria Omo Bill,
Unsec’d. Notes
—%(p)	02/27/20	NGN	245,000	641,182
				1,797,315
Oman — 0.1%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26		300	288,138
5.625%	01/17/28		400	393,574
6.750%	01/17/48		650	612,625
				1,294,337
Pakistan — 0.0%
Pakistan Government International Bond,
Sr. Unsec’d. Notes
6.875%	12/05/27		200	197,050
8.250%	04/15/24		300	323,192
				520,242

A53

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.750%	03/16/25		200	$ 211,502
3.875%	03/17/28		200	217,002
Panama Notas del Tesoro,
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		400	422,000
				850,504
Paraguay — 0.0%
Paraguay Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/25/23		200	210,252
4.700%	03/27/27		200	216,252
6.100%	08/11/44		300	364,878
				791,382
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50		125	183,126
Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	02/02/42		200	230,964
7.750%	01/14/31		300	450,846
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/27	EUR	200	225,402
				907,212
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.500%	04/23/28		600	683,641
4.817%	03/14/49		800	989,645
				1,673,286
Romania — 0.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
4.625%	04/03/49	EUR	50	70,656
Sr. Unsec’d. Notes, EMTN
4.625%	04/03/49	EUR	410	579,382
				650,038
Russia — 0.1%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.875%	09/16/23		200	218,400
5.875%	09/16/43		800	1,016,174
12.750%	06/24/28		100	169,382
				1,403,956
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/16/29		200	224,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Arabia (cont’d.)
5.250%	01/16/50		300	$ 373,500
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	300	337,581
2.000%	07/09/39	EUR	200	237,058
				1,172,639
Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	370	419,592
South Africa — 0.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		200	193,000
4.875%	04/14/26		200	206,484
5.000%	10/12/46		400	374,702
				774,186
Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
5.750%	04/18/23		300	297,763
5.875%	07/25/22		200	200,498
6.750%	04/18/28		850	810,485
6.850%	11/03/25		300	300,654
				1,609,400
Turkey — 0.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	04/16/43		350	280,695
5.200%	02/16/26	EUR	100	113,355
				394,050
Ukraine — 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
—%(p)	05/31/40		565	527,003
7.375%	09/25/32		500	502,134
7.750%	09/01/21		100	104,021
7.750%	09/01/22		200	210,000
7.750%	09/01/24		400	422,000
7.750%	09/01/25		200	209,750
				1,974,908
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes
4.125%	10/11/47		600	701,976
Uruguay — 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.975%	04/20/55		550	642,125
7.875%	01/15/33		400	594,504
				1,236,629

A54

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uzbekistan — 0.0%
Republic of Uzbekistan Bond,
Sr. Unsec’d. Notes, EMTN
4.750%	02/20/24	300	$ 314,250
Venezuela — 0.0%
Venezuela Government International Bond,
Sr. Unsec’d. Notes
7.750%	10/13/19(d)	7	795
Vietnam — 0.0%
Vietnam Government International Bond,
Sr. Unsec’d. Notes
4.800%	11/19/24	200	219,000
Zambia — 0.0%
Zambia Government International Bond,
Sr. Unsec’d. Notes
8.970%	07/30/27	200	142,006

Total Sovereign Bonds (cost $42,270,528)			43,036,070
U.S. Government Agency Obligations — 2.2%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	216	223,077
3.500%	03/01/32	590	615,204
3.500%	08/01/49	1,618	1,667,172
3.500%	09/01/49	1,190	1,232,690
4.000%	02/01/26	187	195,047
4.000%	10/01/42	444	473,191
4.500%	09/01/24	42	42,997
4.500%	08/01/30	197	211,406
4.500%	11/01/45	938	1,008,837
4.500%	04/01/47	592	625,627
4.500%	05/01/47	330	349,120
4.500%	05/01/47	856	906,049
4.500%	07/01/47	767	825,633
5.000%	04/01/22	31	31,572
5.000%	07/01/23	109	112,815
5.000%	10/01/23	49	52,662
5.000%	11/01/23	11	10,874
5.000%	06/01/30	148	158,055
5.000%	11/01/33	1,636	1,807,704
5.000%	10/01/40	496	547,484
5.500%	06/01/23	54	56,381
5.500%	12/01/24	58	59,751
5.500%	04/01/27	52	55,868
5.500%	06/01/35	121	136,906
5.500%	06/01/37	12	12,255
7.000%	11/01/37	133	153,828
Federal National Mortgage Assoc.
2.370%	12/01/22	748	756,895
2.370%	08/01/30	4,000	4,059,334
2.590%	10/01/28	1,525	1,573,370
2.619%	12/01/22	499	507,129
2.650%	09/01/29	1,987	2,059,426
2.710%	11/01/28	1,300	1,353,598
2.960%	04/01/22	862	884,307
3.130%	02/01/30	2,500	2,689,429
3.250%	08/01/34	521	567,476
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.270%	01/01/27	1,762	$ 1,886,278
3.340%	11/01/30	424	462,964
3.430%	06/01/26	917	992,234
3.500%	08/01/32	494	514,425
3.500%	10/01/32	614	634,494
3.500%	11/01/32	471	487,152
3.500%	03/01/33	547	565,189
3.500%	04/01/33	685	712,209
3.500%	04/01/33	760	785,899
3.500%	05/01/33	668	691,030
3.500%	03/01/38	1,596	1,673,857
3.500%	09/01/42	676	708,332
3.500%	10/01/42	665	697,260
3.500%	01/01/43	765	801,963
3.500%	06/01/43	657	688,396
3.500%	06/01/43	737	763,320
3.500%	07/01/43	672	704,349
3.500%	06/01/49	2,987	3,077,579
3.817%	05/01/22	640	658,716
3.885%	08/01/25	1,117	1,226,308
4.000%	06/01/32	751	790,899
4.000%	06/01/33	390	410,279
4.000%	07/01/42	581	618,212
4.000%	06/01/47	868	926,854
4.000%	08/01/48	503	523,977
4.000%	07/01/49	1,556	1,620,206
4.000%	09/01/49	800	835,817
4.381%	06/01/21	440	452,984
4.500%	06/01/26	295	311,823
4.500%	09/01/26	84	88,154
4.500%	04/01/44	692	747,103
4.500%	04/01/47	887	960,555
4.500%	10/01/48	887	937,621
4.500%	01/01/49	1,138	1,215,961
4.500%	06/01/49	1,021	1,077,113
4.500%	08/01/49	1,808	1,911,715
4.630%	01/01/21	525	535,820
4.762%	08/01/26	1,241	1,415,386
5.000%	05/01/23	59	62,776
5.000%	06/01/23	69	71,747
5.000%	01/01/26	204	210,162
5.000%	12/01/29	140	150,252
5.000%	10/01/39	316	349,108
5.000%	07/01/41	283	312,116
5.000%	01/01/44	1,262	1,389,645
5.500%	07/01/21	74	74,825
5.500%	01/01/22	21	21,007
5.500%	01/01/26	29	31,466
5.500%	06/01/26	27	29,181
5.500%	05/01/28	108	116,257
5.500%	05/01/33	202	228,564
5.500%	06/01/33	112	121,042
5.500%	10/01/33	110	123,687
5.500%	01/01/34	322	364,451
5.500%	02/01/35	141	159,318
5.500%	04/01/36	85	93,607
5.500%	04/01/37	188	210,020
5.500%	02/01/42	632	713,653

A55

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/22	114	$ 117,344
6.000%	10/01/27	121	134,222
6.000%	11/01/27	93	102,909
6.000%	03/01/34	235	270,844
6.000%	04/01/39	418	481,046
7.000%	01/01/39	161	198,162
7.500%	10/01/35	254	295,242
Government National Mortgage Assoc.
4.000%	11/20/47	619	650,105
4.500%	06/20/25	101	106,545
4.500%	11/15/39	390	424,872
5.000%	04/15/25	753	786,836
5.000%	11/15/39	1,168	1,311,473
6.000%	01/15/40	519	595,768

Total U.S. Government Agency Obligations (cost $69,085,265)			70,443,854
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bonds
2.250%	08/15/46	5,350	5,486,258
2.500%	05/15/46	2,500	2,692,383
2.875%	05/15/49	58	67,645
3.125%	05/15/48	180	218,784
3.500%	02/15/39	445	557,432
3.625%	02/15/44	3,100	4,007,477
3.750%	11/15/43	7,481	9,840,145
5.250%	11/15/28	3,600	4,689,000
5.375%	02/15/31	31	43,012
U.S. Treasury Notes
1.125%	09/30/21	4,000	3,959,062
1.375%	05/31/20	24,790	24,705,753
1.375%	01/31/21	150	149,215
1.625%	08/31/22	4,000	4,003,438
1.875%	08/31/24	420	426,169
2.000%	01/31/20(k)	35,421	35,430,685
2.000%	09/30/20	5,700	5,710,020
2.125%	02/29/24	80	81,900
2.250%	03/31/20(k)	37	37,065
2.250%	03/31/26	3,585	3,725,039
2.375%	04/15/21	7,500	7,571,191
2.500%	05/15/24	250	260,293
2.500%	02/28/26	6,000	6,321,797
2.625%	05/15/21	5,555	5,635,273
2.625%	12/31/23	5,000	5,215,625
2.625%	02/15/29	1,500	1,623,457
2.875%	11/30/23	1,950	2,052,146
3.125%	11/15/28	2,300	2,582,109
U.S. Treasury Strips Coupon
2.255%(s)	11/15/22	400	380,389
U.S. Treasury Strips Principal
2.920%(s)	11/15/41	2,135	1,345,595

Total U.S. Treasury Obligations (cost $136,445,988)			138,818,357

Total Long-Term Investments (cost $2,474,691,674)			2,655,023,148

	Shares	Value
Short-Term Investments — 19.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	470,557,198	$ 470,557,198
PGIM Institutional Money Market Fund (cost $140,502,997; includes $140,248,446 of cash collateral for securities on loan)(b)(w)	140,476,661	140,490,708

Total Short-Term Investments (cost $611,060,195)		611,047,906

Securities Sold Short — (0.4)%
Common Stocks — (0.4)%
United States
3M Co.	7,038	(1,157,047)
Acuity Brands, Inc.	1,176	(158,513)
Align Technology, Inc.*	3,363	(608,434)
Cardinal Health, Inc.	6,805	(321,128)
Caterpillar, Inc.	6,688	(844,761)
Clorox Co. (The)	14,353	(2,179,790)
CSX Corp.	9,034	(625,785)
Cummins, Inc.	9,263	(1,506,812)
Harley-Davidson, Inc.	13,947	(501,674)
Henry Schein, Inc.*	4,278	(271,653)
Hershey Co. (The)	2,065	(320,055)
Illinois Tool Works, Inc.	2,049	(320,648)
Lennox International, Inc.	2,293	(557,130)
Mohawk Industries, Inc.*	7,859	(975,066)
Molson Coors Brewing Co. (Class B Stock)	22,640	(1,301,800)
PACCAR, Inc.	7,758	(543,138)
Parker-Hannifin Corp.	1,759	(317,693)
S&P Global, Inc.	1,238	(303,285)

Total Common Stocks (proceeds received $12,576,730)		(12,814,412)
Exchange-Traded Fund — (0.0)%
United States
iShares Nasdaq Biotechnology ETF	9,529	(948,136)
(proceeds received $959,682)

Total Securities Sold Short (proceeds received $13,536,412)		(13,762,548)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—103.2% (cost $3,072,215,457)		3,252,308,506

Liabilities in excess of other assets(z) — (3.2)%		(101,379,402)

Net Assets — 100.0%		$3,150,929,104

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso

A56

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OJSC	Open Joint-Stock Company
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SPI	Swiss Performance Index
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TSX	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $764,036 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,133,306; cash collateral of $140,248,446 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
649	10 Year Australian Treasury Bonds	Dec. 2019	$512,320,470	$ 478,732
2,009	10 Year U.S. Treasury Notes	Dec. 2019	261,797,812	(1,302,711)
A57

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
354	FTSE 100 Index	Dec. 2019	$ 32,137,303	$ 472,255
1,660	Mini MSCI EAFE Index	Dec. 2019	157,567,200	(369,525)
33	Mini MSCI Emerging Markets Index	Dec. 2019	1,653,135	(48,095)
1,344	S&P 500 E-Mini Index	Dec. 2019	200,155,200	(1,441,063)
345	S&P Mid Cap 400 E-Mini Index	Dec. 2019	66,861,000	(1,085,540)
				(3,295,947)
Short Positions:
250	10 Year Euro-Bund	Dec. 2019	47,481,117	555,877
534	10 Year U.S. Treasury Notes	Dec. 2019	69,586,875	125,156
557	ASX SPI 200 Index	Dec. 2019	62,802,023	(63,496)
807	EURO STOXX 50	Dec. 2019	31,269,524	(401,114)
1,787	Mini MSCI Emerging Markets Index	Dec. 2019	89,519,765	1,666,875
2,677	MSCI Europe Index	Dec. 2019	67,255,442	(822,530)
407	Russell 2000 E-Mini Index	Dec. 2019	31,033,750	1,269,532
416	S&P/TSX 60 Index	Dec. 2019	62,554,644	134,719
				2,465,019
				$ (830,928)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/22/19	Barclays Bank PLC	BRL	414	$ 101,628	$ 99,565	$ —	$ (2,063)
Expiring 10/22/19	Goldman Sachs International	BRL	317	78,504	76,250	—	(2,254)
Expiring 10/22/19	Goldman Sachs International	BRL	55	13,532	13,219	—	(313)
British Pound,
Expiring 10/03/19	State Street Bank	GBP	980	1,209,816	1,205,069	—	(4,747)
Expiring 10/29/19	Australia and New Zealand Banking Group	GBP	17,323	21,591,189	21,327,318	—	(263,871)
Expiring 10/29/19	State Street Bank	GBP	299	373,788	367,579	—	(6,209)
Danish Krone,
Expiring 10/29/19	The Toronto-Dominion Bank	DKK	16,428	2,427,426	2,404,388	—	(23,038)
Euro,
Expiring 10/03/19	State Street Bank	EUR	12,321	13,565,689	13,432,164	—	(133,525)
Expiring 10/22/19	Citibank, N.A.	EUR	549	607,306	598,998	—	(8,308)
Expiring 10/29/19	State Street Bank	EUR	764	835,093	835,084	—	(9)
Expiring 11/01/19	State Street Bank	EUR	377	415,321	411,750	—	(3,571)
Hong Kong Dollar,
Expiring 10/03/19	Royal Bank of Scotland Group PLC	HKD	17,752	2,268,134	2,265,006	—	(3,128)
Indian Rupee,
Expiring 10/22/19	Citibank, N.A.	INR	15,812	221,675	222,559	884	—
Indonesian Rupiah,
Expiring 10/22/19	Citibank, N.A.	IDR	2,199,746	155,569	154,571	—	(998)
Expiring 10/22/19	Goldman Sachs International	IDR	635,744	45,275	44,673	—	(602)
Japanese Yen,
Expiring 10/03/19	Australia and New Zealand Banking Group	JPY	141,310	1,313,888	1,307,202	—	(6,686)
Expiring 10/03/19	Australia and New Zealand Banking Group	JPY	96,774	897,740	895,217	—	(2,523)
Mexican Peso,
Expiring 10/22/19	Citibank, N.A.	MXN	2,000	102,604	100,960	—	(1,644)
A58

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/22/19	Goldman Sachs International	MXN	1,527	$ 78,227	$ 77,070	$ —	$ (1,157)
New Taiwanese Dollar,
Expiring 10/22/19	Goldman Sachs International	TWD	4,883	158,831	157,588	—	(1,243)
Polish Zloty,
Expiring 10/22/19	Goldman Sachs International	PLN	307	77,267	76,579	—	(688)
Expiring 10/22/19	Goldman Sachs International	PLN	307	76,904	76,622	—	(282)
Russian Ruble,
Expiring 10/22/19	Goldman Sachs International	RUB	12,674	196,211	194,827	—	(1,384)
Singapore Dollar,
Expiring 10/03/19	State Street Bank	SGD	998	723,389	721,988	—	(1,401)
South African Rand,
Expiring 10/22/19	Citibank, N.A.	ZAR	1,179	77,883	77,574	—	(309)
Expiring 10/22/19	Goldman Sachs International	ZAR	1,135	75,983	74,677	—	(1,306)
South Korean Won,
Expiring 10/22/19	Citibank, N.A.	KRW	186,266	156,119	155,821	—	(298)
Expiring 10/22/19	Goldman Sachs International	KRW	53,892	45,625	45,084	—	(541)
Swedish Krona,
Expiring 10/29/19	The Toronto-Dominion Bank	SEK	15,553	1,606,809	1,583,240	—	(23,569)
Swiss Franc,
Expiring 10/03/19	State Street Bank	CHF	1,023	1,030,890	1,024,869	—	(6,021)
Turkish Lira,
Expiring 10/22/19	Citibank, N.A.	TRY	575	100,105	101,091	986	—
				$50,628,420	$50,128,602	1,870	(501,688)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/22/19	Citibank, N.A.	BRL	152	$ 37,526	$ 36,534	$ 992	$ —
Expiring 10/22/19	Goldman Sachs International	BRL	324	77,439	77,759	—	(320)
British Pound,
Expiring 10/03/19	State Street Bank	GBP	1,788	2,188,244	2,199,021	—	(10,777)
Expiring 11/01/19	The Toronto-Dominion Bank	GBP	808	1,006,802	995,225	11,577	—
Euro,
Expiring 10/03/19	Citibank, N.A.	EUR	25,928	28,780,117	28,266,941	513,176	—
Expiring 10/03/19	State Street Bank	EUR	542	598,678	591,146	7,532	—
Expiring 10/22/19	Barclays Bank PLC	EUR	1,206	1,342,939	1,316,710	26,229	—
Expiring 10/22/19	Barclays Bank PLC	EUR	996	1,108,866	1,087,895	20,971	—
Expiring 10/22/19	Goldman Sachs International	EUR	996	1,108,765	1,087,896	20,869	—
Expiring 10/29/19	Citibank, N.A.	EUR	900	982,868	983,313	—	(445)
Expiring 10/29/19	Royal Bank of Scotland Group PLC	EUR	78,808	86,906,907	86,103,170	803,737	—
Expiring 11/01/19	State Street Bank	EUR	14,149	15,607,384	15,462,390	144,994	—
Hong Kong Dollar,
Expiring 10/03/19	Citibank, N.A.	HKD	2,258	287,847	288,104	—	(257)
Expiring 10/03/19	Citibank, N.A.	HKD	2,255	287,547	287,721	—	(174)
Expiring 10/03/19	State Street Bank	HKD	34,827	4,441,958	4,443,764	—	(1,806)
Expiring 11/01/19	State Street Bank	HKD	21,588	2,755,943	2,755,947	—	(4)
Indian Rupee,
Expiring 10/22/19	Bank of America	INR	4,601	64,198	64,760	—	(562)
Expiring 10/22/19	Citibank, N.A.	INR	11,211	155,214	157,799	—	(2,585)
Indonesian Rupiah,
Expiring 10/22/19	Goldman Sachs International	IDR	2,835,491	202,318	199,243	3,075	—
A59

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/03/19	Citibank, N.A.	JPY	537,842	$ 5,057,898	$ 4,975,362	$ 82,536	$ —
Expiring 10/03/19	Citibank, N.A.	JPY	51,930	480,929	480,388	541	—
Expiring 11/01/19	State Street Bank	JPY	351,688	3,286,423	3,260,202	26,221	—
New Taiwanese Dollar,
Expiring 10/22/19	Barclays Bank PLC	TWD	39	1,266	1,266	—	—
Expiring 10/22/19	Citibank, N.A.	TWD	4,843	156,918	156,322	596	—
Norwegian Krone,
Expiring 10/29/19	Royal Bank of Scotland Group PLC	NOK	2,683	296,999	295,046	1,953	—
Expiring 10/29/19	The Toronto-Dominion Bank	NOK	2,334	258,784	256,748	2,036	—
Romanian Leu,
Expiring 10/22/19	Goldman Sachs International	RON	336	77,699	77,205	494	—
Expiring 10/22/19	Goldman Sachs International	RON	335	77,480	77,038	442	—
Russian Ruble,
Expiring 10/22/19	Citibank, N.A.	RUB	5,087	78,797	78,197	600	—
Expiring 10/22/19	Goldman Sachs International	RUB	2,439	37,270	37,497	—	(227)
Singapore Dollar,
Expiring 10/03/19	Royal Bank of Scotland Group PLC	SGD	194	140,343	140,072	271	—
Expiring 10/03/19	State Street Bank	SGD	804	580,104	581,916	—	(1,812)
Expiring 10/22/19	Goldman Sachs International	SGD	107	77,821	77,732	89	—
South African Rand,
Expiring 10/22/19	Goldman Sachs International	ZAR	1,135	76,704	74,677	2,027	—
South Korean Won,
Expiring 10/22/19	Barclays Bank PLC	KRW	240,221	204,119	200,958	3,161	—
Expiring 10/22/19	Goldman Sachs International	KRW	186,329	157,646	155,875	1,771	—
Swiss Franc,
Expiring 10/03/19	State Street Bank	CHF	2,095	2,129,150	2,099,279	29,871	—
Expiring 10/29/19	Royal Bank of Scotland Group PLC	CHF	4,199	4,272,781	4,219,099	53,682	—
Expiring 11/01/19	State Street Bank	CHF	1,072	1,091,100	1,077,309	13,791	—
Turkish Lira,
Expiring 10/22/19	Barclays Bank PLC	TRY	575	100,000	101,091	—	(1,091)
				$166,581,791	$164,828,617	1,773,234	(20,060)
						$1,775,104	$(521,748)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/19	Buy	CZK	3,675	EUR	142	$ 246	$ —	Barclays Bank PLC
10/22/19	Buy	EUR	142	SEK	1,515	938	—	Barclays Bank PLC
10/29/19	Buy	EUR	391	SEK	4,191	608	—	Citibank, N.A.
10/29/19	Buy	EUR	464	DKK	3,464	—	(60)	Citibank, N.A.
10/29/19	Buy	EUR	2,704	CHF	2,941	—	(337)	State Street Bank
10/29/19	Buy	EUR	4,090	GBP	3,629	15	—	Citibank, N.A.
						$1,807	$(397)

A60

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 595	$ 4,677	$—	$ 4,677
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 704	(8,216)	—	(8,216)
Avast PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 609	28,397	—	28,397
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 602	(11,257)	—	(11,257)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 1,106	(21,526)	—	(21,526)
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 1,656	73,656	—	73,656
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 400	16,917	—	16,917
Polymetal International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 687	(1,840)	—	(1,840)
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 750	20,907	—	20,907
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 732	(907)	—	(907)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 609	31,016	—	31,016
Serco Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 397	(3,571)	—	(3,571)
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 555	53,869	—	53,869
Trainline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 278	(39,467)	—	(39,467)
WPP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 630	14,326	—	14,326
					$156,981	$—	$156,981

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A61